UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5857

Columbia Funds Institutional Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

October 31, 2008 (Unaudited)	CMG Enhanced S&P 500 Index Fund

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 8.1%
Diversified Consumer Services — 1.0%
	Apollo Group, Inc., Class A (a)	10,000	695,100
	H&R Block, Inc.	30,000	591,600
Diversified Consumer Services Total			1,286,700
Hotels, Restaurants & Leisure — 1.2%
	Darden Restaurants, Inc.	5,300	117,501
	McDonald’s Corp.	16,600	961,638
	Wyndham Worldwide Corp.	37,000	303,030
	Yum! Brands, Inc.	1,900	55,119
Hotels, Restaurants & Leisure Total			1,437,288
Media — 2.3%
	Comcast Corp., Class A	12,300	193,848
	DIRECTV Group, Inc. (a)	48,200	1,055,098
	Omnicom Group, Inc.	3,900	115,206
	Time Warner, Inc.	56,700	572,103
	Viacom, Inc., Class B (a)	20,600	416,532
	Walt Disney Co.	21,200	549,080
Media Total			2,901,867
Specialty Retail — 2.7%
	Abercrombie & Fitch Co., Class A	1,900	55,024
	Autozone, Inc. (a)	3,100	394,599
	Best Buy Co., Inc.	25,000	670,250
	GameStop Corp., Class A (a)	6,800	186,252
	Gap, Inc.	59,700	772,518
	Home Depot, Inc.	38,700	912,933
	Lowe’s Companies, Inc.	100	2,170
	RadioShack Corp.	24,300	307,638
	Sherwin-Williams Co.	200	11,382
	TJX Companies, Inc.	2,100	56,196
Specialty Retail Total			3,368,962
Textiles, Apparel & Luxury Goods — 0.9%
	Coach, Inc. (a)	53,200	1,095,920
Textiles, Apparel & Luxury Goods Total			1,095,920
CONSUMER DISCRETIONARY TOTAL			10,090,737
CONSUMER STAPLES — 12.7%
Beverages — 2.4%
	Brown-Forman Corp., Class B	250	11,350
	Coca-Cola Co.	31,700	1,396,702
	PepsiCo, Inc.	28,000	1,596,280
Beverages Total			3,004,332

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.4%
	CVS Caremark Corp.	22,100	677,365
	Kroger Co.	14,400	395,424
	SUPERVALU, Inc.	29,000	412,960
	Sysco Corp.	5,600	146,720
	Wal-Mart Stores, Inc.	23,100	1,289,211
Food & Staples Retailing Total			2,921,680
Food Products — 0.6%
	Archer-Daniels-Midland Co.	10,600	219,738
	General Mills, Inc.	4,000	270,960
	Kraft Foods, Inc., Class A	10,100	294,314
Food Products Total			785,012
Household Products — 3.7%
	Clorox Co.	4,500	273,645
	Colgate-Palmolive Co.	6,900	433,044
	Kimberly-Clark Corp.	14,700	900,963
	Procter & Gamble Co.	47,200	3,046,288
Household Products Total			4,653,940
Personal Products — 0.2%
	Avon Products, Inc.	3,200	79,456
	Estee Lauder Companies, Inc., Class A	2,900	104,516
Personal Products Total			183,972
Tobacco — 3.4%
	Altria Group, Inc.	91,200	1,750,128
	Philip Morris International, Inc.	37,600	1,634,472
	Reynolds American, Inc.	17,500	856,800
Tobacco Total			4,241,400
CONSUMER STAPLES TOTAL			15,790,336
ENERGY — 13.1%
Energy Equipment & Services — 0.8%
	BJ Services Co.	5,000	64,250
	ENSCO International, Inc.	9,300	353,493
	Halliburton Co.	12,500	247,375
	Noble Corp.	3,500	112,735
	Schlumberger Ltd.	5,300	273,745
Energy Equipment & Services Total			1,051,598
Oil, Gas & Consumable Fuels — 12.3%
	Anadarko Petroleum Corp.	10,100	356,530
	Apache Corp.	7,800	642,174
	Chevron Corp.	39,800	2,969,080

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	ConocoPhillips	30,000	1,560,600
	Consol Energy, Inc.	600	18,834
	Devon Energy Corp.	4,400	355,784
	EOG Resources, Inc.	5,600	453,152
	Exxon Mobil Corp.	81,100	6,011,132
	Hess Corp.	12,300	740,583
	Marathon Oil Corp.	11,900	346,290
	Massey Energy Co.	700	16,163
	Murphy Oil Corp.	1,100	55,704
	Noble Energy, Inc.	2,000	103,640
	Occidental Petroleum Corp.	19,100	1,060,814
	Valero Energy Corp.	30,100	619,458
Oil, Gas & Consumable Fuels Total			15,309,938
ENERGY TOTAL			16,361,536
FINANCIALS — 14.4%
Capital Markets — 3.1%
	Bank of New York Mellon Corp.	15,300	498,780
	Charles Schwab Corp.	35,600	680,672
	Federated Investors, Inc., Class B	1,500	36,300
	Franklin Resources, Inc.	3,700	251,600
	Goldman Sachs Group, Inc.	11,200	1,036,000
	Invesco Ltd.	2,600	38,766
	Janus Capital Group, Inc.	2,100	24,654
	Morgan Stanley	29,900	522,353
	Northern Trust Corp.	4,600	259,026
	State Street Corp.	8,200	355,470
	T. Rowe Price Group, Inc.	4,000	158,160
Capital Markets Total			3,861,781
Commercial Banks — 2.0%
	BB&T Corp.	1,700	60,945
	PNC Financial Services Group, Inc.	1,300	86,671
	U.S. Bancorp	24,400	727,364
	Wells Fargo & Co.	47,500	1,617,375
Commercial Banks Total			2,492,355
Consumer Finance — 0.3%
	American Express Co.	14,600	401,500
	Capital One Financial Corp.	100	3,912
Consumer Finance Total			405,412
Diversified Financial Services — 2.4%
	Citigroup, Inc.	38,200	521,430

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
	JPMorgan Chase & Co.	52,300	2,157,375
	Moody’s Corp.	6,900	176,640
	NYSE Euronext	3,900	117,702
Diversified Financial Services Total			2,973,147
Insurance — 3.5%
	AFLAC, Inc.	8,000	354,240
	Allstate Corp.	12,600	332,514
	Assurant, Inc.	4,900	124,852
	Chubb Corp.	14,600	756,572
	Hartford Financial Services Group, Inc.	10,300	106,296
	Lincoln National Corp.	2,800	48,272
	Loews Corp.	10,300	342,063
	MetLife, Inc.	22,700	754,094
	Principal Financial Group, Inc.	2,500	47,475
	Prudential Financial, Inc.	12,500	375,000
	Travelers Companies, Inc.	25,900	1,102,045
Insurance Total			4,343,423
Real Estate Investment Trusts (REITs) — 2.7%
	AvalonBay Communities, Inc.	500	35,510
	Developers Diversified Realty Corp.	7,800	102,726
	Equity Residential Property Trust	23,000	803,390
	General Growth Properties, Inc.	1,700	7,038
	Host Hotels & Resorts, Inc.	66,900	691,746
	Kimco Realty Corp.	11,200	252,896
	ProLogis	39,800	557,200
	Public Storage	8,900	725,350
	Simon Property Group, Inc.	2,900	194,387
Real Estate Investment Trusts (REITs) Total			3,370,243
Thrifts & Mortgage Finance — 0.4%
	Hudson City Bancorp, Inc.	23,800	447,678
Thrifts & Mortgage Finance Total			447,678
FINANCIALS TOTAL			17,894,039
HEALTH CARE — 13.7%
Biotechnology — 3.0%
	Amgen, Inc. (a)	31,900	1,910,491
	Biogen Idec, Inc. (a)	15,000	638,250
	Genzyme Corp. (a)	400	29,152
	Gilead Sciences, Inc. (a)	25,500	1,169,175
Biotechnology Total			3,747,068

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 2.6%
	Baxter International, Inc.	10,200	616,998
	Becton, Dickinson & Co.	2,700	187,380
	Boston Scientific Corp. (a)	71,500	645,645
	Covidien Ltd.	6,600	292,314
	Medtronic, Inc.	33,400	1,347,022
	St. Jude Medical, Inc. (a)	800	30,424
	Zimmer Holdings, Inc. (a)	1,100	51,073
Health Care Equipment & Supplies Total			3,170,856
Health Care Providers & Services — 1.5%
	Aetna, Inc.	8,400	208,908
	AmerisourceBergen Corp.	4,600	143,842
	Cardinal Health, Inc.	5,900	225,380
	UnitedHealth Group, Inc.	19,400	460,362
	WellPoint, Inc. (a)	22,400	870,688
Health Care Providers & Services Total			1,909,180
Life Sciences Tools & Services — 0.3%
	Thermo Fisher Scientific, Inc. (a)	9,900	401,940
Life Sciences Tools & Services Total			401,940
Pharmaceuticals — 6.3%
	Abbott Laboratories	7,800	430,170
	Bristol-Myers Squibb Co.	9,200	189,060
	Eli Lilly & Co.	13,300	449,806
	Forest Laboratories, Inc. (a)	22,900	531,967
	Johnson & Johnson	45,900	2,815,506
	King Pharmaceuticals, Inc. (a)	15,000	131,850
	Merck & Co., Inc.	17,600	544,720
	Pfizer, Inc.	151,800	2,688,378
	Wyeth	1,400	45,052
Pharmaceuticals Total			7,826,509
HEALTH CARE TOTAL			17,055,553
INDUSTRIALS — 10.6%
Aerospace & Defense — 2.9%
	Boeing Co.	28,200	1,474,014
	Goodrich Corp.	400	14,624
	Honeywell International, Inc.	10,200	310,590
	Lockheed Martin Corp.	1,300	110,565
	Northrop Grumman Corp.	20,300	951,867
	United Technologies Corp.	12,600	692,496
Aerospace & Defense Total			3,554,156

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 1.1%
	C.H. Robinson Worldwide, Inc.	100	5,178
	FedEx Corp.	4,900	320,313
	United Parcel Service, Inc., Class B	20,600	1,087,268
Air Freight & Logistics Total			1,412,759
Construction & Engineering — 0.4%
	Fluor Corp.	4,400	175,692
	Jacobs Engineering Group, Inc. (a)	10,200	371,586
Construction & Engineering Total			547,278
Electrical Equipment — 0.6%
	Emerson Electric Co.	9,100	297,843
	Rockwell Automation, Inc.	17,900	495,293
Electrical Equipment Total			793,136
Industrial Conglomerates — 1.9%
	3M Co.	11,900	765,170
	General Electric Co.	70,000	1,365,700
	Tyco International Ltd.	9,300	235,104
Industrial Conglomerates Total			2,365,974
Machinery — 0.8%
	Caterpillar, Inc.	11,000	419,870
	Cummins, Inc.	8,200	211,970
	Manitowoc Co., Inc.	11,000	108,240
	Paccar, Inc.	100	2,924
	Parker Hannifin Corp.	2,500	96,925
	Terex Corp. (a)	7,400	123,506
Machinery Total			963,435
Road & Rail — 2.9%
	Burlington Northern Santa Fe Corp.	3,500	311,710
	CSX Corp.	18,200	832,104
	Norfolk Southern Corp.	6,700	401,598
	Ryder System, Inc.	30,500	1,208,410
	Union Pacific Corp.	11,900	794,563
Road & Rail Total			3,548,385
INDUSTRIALS TOTAL			13,185,123
INFORMATION TECHNOLOGY — 15.3%
Communications Equipment — 1.8%
	Cisco Systems, Inc. (a)	94,500	1,679,265
	QUALCOMM, Inc.	15,800	604,508
Communications Equipment Total			2,283,773

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 4.5%
	Apple, Inc. (a)	7,300	785,407
	Dell, Inc. (a)	30,500	370,575
	Hewlett-Packard Co.	45,400	1,737,912
	International Business Machines Corp.	22,800	2,119,716
	Lexmark International, Inc., Class A (a)	11,000	284,130
	Sun Microsystems, Inc. (a)	60,400	277,840
Computers & Peripherals Total			5,575,580
Internet Software & Services — 1.3%
	eBay, Inc. (a)	69,500	1,061,265
	Google, Inc., Class A (a)	900	323,424
	Yahoo!, Inc. (a)	13,100	167,942
Internet Software & Services Total			1,552,631
IT Services — 0.4%
	Computer Sciences Corp. (a)	5,700	171,912
	MasterCard, Inc., Class A	700	103,474
	Western Union Co.	15,200	231,952
IT Services Total			507,338
Semiconductors & Semiconductor Equipment — 2.7%
	Applied Materials, Inc.	31,400	405,374
	Intel Corp.	74,800	1,196,800
	LSI Corp. (a)	900	3,465
	MEMC Electronic Materials, Inc. (a)	22,100	406,198
	National Semiconductor Corp.	800	10,536
	NVIDIA Corp. (a)	17,100	149,796
	Texas Instruments, Inc.	63,000	1,232,280
Semiconductors & Semiconductor Equipment Total			3,404,449
Software — 4.6%
	Autodesk, Inc. (a)	19,100	407,021
	CA, Inc.	3,700	65,860
	Compuware Corp. (a)	7,100	45,298
	Microsoft Corp. (b)	158,500	3,539,305
	Oracle Corp. (a)	73,600	1,346,144
	Symantec Corp. (a)	21,700	272,986
Software Total			5,676,614
INFORMATION TECHNOLOGY TOTAL			19,000,385
MATERIALS — 3.4%
Chemicals — 2.2%
	CF Industries Holdings, Inc.	12,700	815,213
	Dow Chemical Co.	25,000	666,750
	E.I. Du Pont de Nemours & Co.	9,800	313,600

7

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Chemicals — (continued)
	Eastman Chemical Co.	700	28,273
	Monsanto Co.	9,900	880,902
Chemicals Total			2,704,738
Metals & Mining — 0.9%
	AK Steel Holding Corp.	2,100	29,232
	Freeport-McMoRan Copper & Gold, Inc.	11,300	328,830
	Nucor Corp.	20,200	818,302
	United States Steel Corp.	700	25,816
Metals & Mining Total			1,202,180
Paper & Forest Products — 0.3%
	International Paper Co.	20,700	356,454
Paper & Forest Products Total			356,454
MATERIALS TOTAL			4,263,372
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.2%
	AT&T, Inc.	88,300	2,363,791
	CenturyTel, Inc.	300	7,533
	Embarq Corp.	4,800	144,000
	Verizon Communications, Inc.	48,100	1,427,127
Diversified Telecommunication Services Total			3,942,451
Wireless Telecommunication Services — 0.1%
	American Tower Corp., Class A (a)	400	12,924
	Sprint Nextel Corp.	31,200	97,656
Wireless Telecommunication Services Total			110,580
TELECOMMUNICATION SERVICES TOTAL			4,053,031
UTILITIES — 3.6%
Electric Utilities — 2.4%
	American Electric Power Co., Inc.	1,800	58,734
	Duke Energy Corp.	4,900	80,262
	Edison International	21,000	747,390
	Entergy Corp.	2,000	156,100
	Exelon Corp.	5,800	314,592
	FirstEnergy Corp.	16,400	855,424
	FPL Group, Inc.	4,800	226,752
	Pepco Holdings, Inc.	28,300	584,395
	Progress Energy, Inc.	200	7,874
Electric Utilities Total			3,031,523

8

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.5%
	Questar Corp.	16,200	558,252
Gas Utilities Total			558,252
Multi-Utilities — 0.7%
	CenterPoint Energy, Inc.	11,600	133,632
	Integrys Energy Group, Inc.	6,400	305,088
	NiSource, Inc.	2,400	31,104
	PG&E Corp.	1,200	44,004
	Public Service Enterprise Group, Inc.	12,100	340,615
Multi-Utilities Total			854,443
UTILITIES TOTAL			4,444,218

	Total Common Stocks (cost of $156,751,630)		122,138,330

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08, at 0.070%, collateralized by a U.S. Government Agency Obligation maturing 06/11/18, market value $2,148,550 (repurchase proceeds $2,105,012)	2,105,000	2,105,000

	Total Short-Term Obligation (cost of $2,105,000)		2,105,000

	Total Investments — 99.9% (cost of $158,856,630)(c)(d)		124,243,330

	Other Assets & Liabilities, Net — 0.1%		133,100

	Net Assets — 100.0%		124,376,430

9

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$122,138,330	$127,882
	Level 2 – Other Significant Observable Inputs	2,105,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$124,243,330	$127,882

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	Non-income producing security.
(b)	The security or a portion of the security is pledged as collateral for open futures contracts. At October 31, 2008, the total market value of securities pledged amounted to $982,520.
(c)	Cost for federal income tax purposes is $158,856,630.
(d)	Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$7,979,760	$(42,593,060)	$(34,613,300)

10

At October 31, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index	9	$2,176,425	$2,048,543	Dec-2008	$127,882

11

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.9%
CONSUMER DISCRETIONARY — 10.5%
Diversified Consumer Services — 1.1%
	Apollo Group, Inc., Class A (a)	5,990	416,365
Diversified Consumer Services Total			416,365
Hotels, Restaurants & Leisure — 1.6%
	McDonald’s Corp.	6,450	373,648
	Starwood Hotels & Resorts Worldwide, Inc.	6,170	139,072
	Wynn Resorts Ltd.	1,280	77,312
Hotels, Restaurants & Leisure Total			590,032
Leisure Equipment & Products — 0.4%
	Hasbro, Inc.	4,900	142,443
Leisure Equipment & Products Total			142,443
Media — 2.4%
	Comcast Corp., Class A	28,580	450,421
	DIRECTV Group, Inc. (a)	14,220	311,276
	McGraw-Hill Companies, Inc.	5,350	143,594
Media Total			905,291
Multiline Retail — 1.3%
	Kohl’s Corp. (a)	13,580	477,065
Multiline Retail Total			477,065
Specialty Retail — 2.7%
	Best Buy Co., Inc.	8,170	219,038
	Lowe’s Companies, Inc.	9,850	213,745
	Staples, Inc.	18,330	356,152
	Urban Outfitters, Inc. (a)	10,370	225,444
Specialty Retail Total			1,014,379
Textiles, Apparel & Luxury Goods — 1.0%
	NIKE, Inc., Class B	3,860	222,452
	Polo Ralph Lauren Corp.	3,550	167,453
Textiles, Apparel & Luxury Goods Total			389,905
CONSUMER DISCRETIONALY TOTAL			3,935,480
CONSUMER STAPLES — 12.8%
Beverages — 2.7%
	Coca-Cola Co.	14,710	648,122
	PepsiCo, Inc.	6,460	368,285
Beverages Total			1,016,407
Food & Staples Retailing — 4.6%
	BJ’s Wholesale Club, Inc. (a)	5,600	197,120
	CVS Caremark Corp.	10,420	319,373
	Kroger Co.	10,510	288,605

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — (continued)
	Wal-Mart Stores, Inc.	16,720	933,143
Food & Staples Retailing Total			1,738,241
Food Products — 0.8%
	H.J. Heinz Co.	6,730	294,909
Food Products Total			294,909
Household Products — 2.5%
	Kimberly-Clark Corp.	6,500	398,385
	Procter & Gamble Co.	8,480	547,299
Household Products Total			945,684
Personal Products — 0.5%
	Avon Products, Inc.	7,720	191,688
Personal Products Total			191,688
Tobacco — 1.7%
	Philip Morris International, Inc.	14,160	615,535
Tobacco Total			615,535
CONSUMER STAPLES TOTAL			4,802,464
ENERGY — 9.7%
Energy Equipment & Services — 4.4%
	Halliburton Co.	10,120	200,275
	Nabors Industries Ltd. (a)	10,470	150,559
	Schlumberger Ltd.	10,310	532,511
	Transocean, Inc. (a)	6,535	538,026
	Weatherford International Ltd. (a)	14,050	237,164
Energy Equipment & Services Total			1,658,535
Oil, Gas & Consumable Fuels — 5.3%
	Devon Energy Corp.	6,920	559,551
	El Paso Corp.	32,630	316,511
	Hess Corp.	4,210	253,484
	Occidental Petroleum Corp.	8,210	455,984
	Petroleo Brasileiro SA, ADR	7,037	189,225
	Ultra Petroleum Corp. (a)	4,040	188,062
Oil, Gas & Consumable Fuels Total			1,962,817
ENERGY TOTAL			3,621,352
FINANCIALS — 4.3%
Capital Markets — 1.3%
	Goldman Sachs Group, Inc.	960	88,800
	Janus Capital Group, Inc.	6,230	73,140
	TD Ameritrade Holding Corp. (a)	12,420	165,062

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Capital Markets — (continued)
	Waddell & Reed Financial, Inc., Class A	11,510	167,125
Capital Markets Total			494,127
Diversified Financial Services — 2.4%
	CME Group, Inc.	770	217,255
	IntercontinentalExchange, Inc. (a)	3,105	265,664
	JPMorgan Chase & Co.	9,900	408,375
Diversified Financial Services Total			891,294
Insurance — 0.6%
	MetLife, Inc. (a)	7,330	243,503
Insurance Total			243,503
FINANCIALS TOTAL			1,628,924
HEALTH CARE — 14.5%
Biotechnology — 4.7%
	Amgen, Inc. (a)	5,970	357,543
	Celgene Corp. (a)	6,190	397,769
	Genentech, Inc. (a)	5,350	443,729
	Genzyme Corp. (a)	4,660	339,621
	Gilead Sciences, Inc. (a)	5,120	234,752
Biotechnology Total			1,773,414
Health Care Equipment & Supplies — 1.9%
	Baxter International, Inc.	4,760	287,932
	Covidien Ltd.	5,020	222,336
	Medtronic, Inc.	5,100	205,683
Health Care Equipment & Supplies Total			715,951
Health Care Providers & Services — 1.6%
	Humana, Inc. (a)	4,420	130,788
	Medco Health Solutions, Inc. (a)	12,430	471,718
Health Care Providers & Services Total			602,506
Life Sciences Tools & Services — 1.6%
	Covance, Inc. (a)	3,940	197,000
	Thermo Fisher Scientific, Inc. (a)	9,541	387,365
Life Sciences Tools & Services Total			584,365
Pharmaceuticals — 4.7%
	Abbott Laboratories	12,430	685,515
	Johnson & Johnson	9,150	561,261
	Schering-Plough Corp.	15,030	217,785

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	6,830	292,870
Pharmaceuticals Total			1,757,431
HEALTH CARE TOTAL			5,433,667
INDUSTRIALS — 13.3%
Aerospace & Defense — 3.6%
	Boeing Co.	5,420	283,303
	Goodrich Corp.	7,800	285,168
	Honeywell International, Inc.	6,060	184,527
	Lockheed Martin Corp.	4,610	392,081
	Precision Castparts Corp.	2,830	183,412
Aerospace & Defense Total			1,328,491
Air Freight & Logistics — 0.5%
	FedEx Corp.	2,670	174,538
Air Freight & Logistics Total			174,538
Commercial Services & Supplies — 1.4%
	Waste Management, Inc.	16,700	521,541
Commercial Services & Supplies Total			521,541
Construction & Engineering — 0.3%
	Quanta Services, Inc. (a)	6,510	128,638
Construction & Engineering Total			128,638
Electrical Equipment — 0.5%
	Cooper Industries Ltd., Class A	6,200	191,890
Electrical Equipment Total			191,890
Industrial Conglomerates — 0.7%
	3M Co.	4,280	275,204
Industrial Conglomerates Total			275,204
Machinery — 2.5%
	Cummins, Inc.	8,150	210,678
	Flowserve Corp.	3,940	224,265
	Illinois Tool Works, Inc.	10,450	348,925
	SPX Corp.	4,030	156,122
Machinery Total			939,990
Professional Services — 0.5%
	Dun & Bradstreet Corp.	2,690	198,226
Professional Services Total			198,226

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 2.4%
Burlington Northern Santa Fe Corp.	2,150	191,479
Union Pacific Corp.	10,280	686,396
Road & Rail Total		877,875
Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	4,290	337,065
Trading Companies & Distributors Total		337,065
INDUSTRIALS TOTAL		4,973,458
INFORMATION TECHNOLOGY — 28.7%
Communications Equipment — 5.6%
Cisco Systems, Inc. (a)	44,220	785,789
Corning, Inc.	14,610	158,226
Nokia Oyj, ADR	14,810	224,816
QUALCOMM, Inc.	19,130	731,914
Research In Motion Ltd. (a)	3,600	181,548
Communications Equipment Total		2,082,293
Computers & Peripherals — 7.1%
Apple, Inc. (a)	6,740	725,156
EMC Corp. (a)	43,150	508,307
Hewlett-Packard Co.	19,610	750,671
International Business Machines Corp.	7,400	687,978
		2,672,112
Electronic Equipment, Instruments & Components — 0.6%
FLIR Systems, Inc. (a)	6,940	222,774
Computers & Peripherals Total		222,774
Internet Software & Services — 3.2%
Equinix, Inc. (a)	2,430	151,680
Google, Inc., Class A (a)	2,958	1,062,987
Internet Software & Services Total		1,214,667
IT Services — 1.8%
Accenture Ltd., Class A	10,780	356,279
Visa, Inc., Class A	6,050	334,868
IT Services Total		691,147
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Corp., Class A (a)	13,500	230,580
Intel Corp.	38,410	614,560
Lam Research Corp. (a)	10,950	244,842
Microchip Technology, Inc.	8,480	208,862
Semiconductors & Semiconductor Equipment Total		1,298,844

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 6.9%
	Activision Blizzard, Inc. (a)	23,005	286,642
	Adobe Systems, Inc. (a)	12,120	322,877
	Microsoft Corp.	52,930	1,181,927
	Oracle Corp. (a)	36,530	668,134
	Salesforce.com, Inc. (a)	3,880	120,125
Software Total			2,579,705
INFORMATION TECHNOLOGY TOTAL			10,761,542
MATERIALS — 2.9%
Chemicals — 2.1%
	Monsanto Co.	5,348	475,865
	Praxair, Inc.	4,930	321,190
Chemicals Total			797,055
Metals & Mining — 0.8%
	Freeport-McMoRan Copper & Gold, Inc.	7,260	211,266
	Goldcorp, Inc.	4,390	81,917
Metals & Mining Total			293,183
MATERIALS TOTAL			1,090,238
TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
	NII Holdings, Inc. (a)	10,970	282,587
Wireless Telecommunication Services Total			282,587
TELECOMMUNICATION SERVICES TOTAL			282,587
UTILITIES — 1.4%
Electric Utilities — 1.4%
	Entergy Corp.	6,680	521,374
Electric Utilities Total			521,374
UTILITIES TOTAL			521,374

	Total Common Stocks (cost of $43,787,466)		37,051,086

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value $261,775 (repurchase proceeds $254,001)	254,000	254,000

	Total Short-Term Obligation (cost of $254,000)		254,000

6

Value ($)
Total Investments — 99.6% (cost of $44,041,466)(b)(c)	37,305,086

Other Assets & Liabilities, Net — 0.4%	151,123

Net Assets — 100.0%	37,456,209

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including the management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$37,051,086	$—
Level 2 – Other Significant Observable Inputs	254,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$37,305,086	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $44,041,466.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,377,665	$(8,114,045)	$(6,736,380)

7

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 94.9%
CONSUMER DISCRETIONARY — 6.0%
Hotels, Restaurants & Leisure — 2.6%
	Carnival Corp.	15,600	396,240
	McDonald’s Corp.	6,666	386,162
Hotels, Restaurants & Leisure Total			782,402
Multiline Retail — 1.1%
	Kohl’s Corp. (a)	9,025	317,048
Multiline Retail Total			317,048
Specialty Retail — 1.4%
	Lowe’s Companies, Inc.	18,800	407,960
Specialty Retail Total			407,960
Textiles, Apparel & Luxury Goods — 0.9%
	VF Corp.	4,700	258,970
Textiles, Apparel & Luxury Goods Total			258,970
CONSUMER DISCRETIONARY TOTAL			1,766,380
CONSUMER STAPLES — 10.0%
Beverages — 2.0%
	Anheuser-Busch Companies, Inc.	3,000	186,090
	Diageo PLC, ADR	6,499	404,173
Beverages Total			590,263
Food & Staples Retailing — 1.8%
	Sysco Corp.	10,500	275,100
	Wal-Mart Stores, Inc.	4,900	273,469
Food & Staples Retailing Total			548,569
Food Products — 1.0%
	ConAgra Foods, Inc.	11,400	198,588
	Smithfield Foods, Inc. (a)	3,612	37,998
	Tyson Foods, Inc., Class A	5,393	47,135
Food Products Total			283,721
Household Products — 1.7%
	Procter & Gamble Co.	7,600	490,504
Household Products Total			490,504
Personal Products — 1.3%
	Avon Products, Inc.	16,165	401,377
Personal Products Total			401,377

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 2.2%
	Lorillard, Inc.	5,000	329,300
	Philip Morris International, Inc.	7,329	318,591
Tobacco Total			647,891
CONSUMER STAPLES TOTAL			2,962,325
ENERGY — 16.8%
Energy Equipment & Services — 1.4%
	Halliburton Co.	16,354	323,646
	Smith International, Inc.	3,000	103,440
Energy Equipment & Services Total			427,086
Oil, Gas & Consumable Fuels — 15.4%
	Chevron Corp.	6,700	499,820
	ConocoPhillips	9,407	489,352
	El Paso Corp.	24,700	239,590
	EOG Resources, Inc.	3,200	258,944
	Exxon Mobil Corp.	21,735	1,610,998
	Hess Corp.	7,175	432,007
	Marathon Oil Corp.	8,300	241,530
	Newfield Exploration Co. (a)	7,100	163,158
	Occidental Petroleum Corp.	7,500	416,550
	Petroleo Brasileiro SA, ADR	6,800	182,852
Oil, Gas & Consumable Fuels Total			4,534,801
ENERGY TOTAL			4,961,887
FINANCIALS — 25.5%
Capital Markets — 2.9%
	Goldman Sachs Group, Inc.	5,100	471,750
	State Street Corp.	9,000	390,150
Capital Markets Total			861,900
Commercial Banks — 9.1%
	PNC Financial Services Group, Inc.	7,700	513,359
	SunTrust Banks, Inc.	10,700	429,498
	U.S. Bancorp	23,446	698,925
	Wells Fargo & Co.	19,256	655,667
	Zions Bancorporation	10,200	388,722
Commercial Banks Total			2,686,171
Diversified Financial Services — 5.7%
	Citigroup, Inc.	29,485	402,470
	JPMorgan Chase & Co.	31,300	1,291,125
Diversified Financial Services Total			1,693,595

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — 5.7%
	ACE Ltd.	9,687	555,647
	Aon Corp.	9,700	410,310
	Hartford Financial Services Group, Inc.	5,663	58,442
	Lincoln National Corp.	9,500	163,780
	Marsh & McLennan Companies, Inc.	14,400	422,208
	Prudential Financial, Inc.	2,400	72,000
Insurance Total			1,682,387
Real Estate Investment Trusts (REITs) — 2.1%
	Plum Creek Timber Co., Inc.	8,900	331,792
	Rayonier, Inc.	8,400	277,872
Real Estate Investment Trusts (REITs) Total			609,664
FINANCIALS TOTAL			7,533,717
HEALTH CARE — 9.4%
Biotechnology — 2.9%
	Amgen, Inc. (a)	14,000	838,460
Biotechnology Total			838,460
Health Care Providers & Services — 1.6%
	CIGNA Corp.	9,931	161,875
	Medco Health Solutions, Inc. (a)	8,400	318,780
Health Care Providers & Services Total			480,655
Life Sciences Tools & Services — 1.1%
	Thermo Fisher Scientific, Inc. (a)	8,000	324,800
Life Sciences Tools & Services Total			324,800
Pharmaceuticals — 3.8%
	Abbott Laboratories	4,200	231,630
	Johnson & Johnson	10,400	637,936
	Merck & Co., Inc.	8,300	256,885
Pharmaceuticals Total			1,126,451
HEALTH CARE TOTAL			2,770,366
INDUSTRIALS — 8.6%
Aerospace & Defense — 3.9%
	Goodrich Corp.	5,100	186,456
	L-3 Communications Holdings, Inc.	3,650	296,271
	United Technologies Corp.	11,996	659,300
Aerospace & Defense Total			1,142,027
Construction & Engineering — 1.1%
	KBR, Inc.	21,900	324,996
Construction & Engineering Total			324,996

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 2.9%
	General Electric Co.	30,092	587,095
	McDermott International, Inc. (a)	16,870	288,983
Industrial Conglomerates Total			876,078
Machinery — 0.7%
	Eaton Corp.	4,600	205,160
Machinery Total			205,160
INDUSTRIALS TOTAL			2,548,261
INFORMATION TECHNOLOGY — 5.2%
Computers & Peripherals — 2.8%
	EMC Corp. (a)	30,800	362,824
	Hewlett-Packard Co.	7,700	294,756
	International Business Machines Corp.	1,700	158,049
Computers & Peripherals Total			815,629
Semiconductors & Semiconductor Equipment — 1.4%
	Intel Corp.	17,800	284,800
	Intersil Corp., Class A	9,700	132,793
Semiconductors & Semiconductor Equipment Total			417,593
Software — 1.0%
	BMC Software, Inc. (a)	11,800	304,676
Software Total			304,676
INFORMATION TECHNOLOGY TOTAL			1,537,898
MATERIALS — 4.3%
Chemicals — 1.7%
	E.I. Du Pont de Nemours & Co.	8,800	281,600
	Monsanto Co.	2,575	229,123
Chemicals Total			510,723
Metals & Mining — 2.2%
	Alcoa, Inc.	9,500	109,345
	Allegheny Technologies, Inc.	1,300	34,502
	Freeport-McMoRan Copper & Gold, Inc.	8,100	235,710
	Nucor Corp.	6,200	251,162
Metals & Mining Total			630,719

4

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.4%
	Weyerhaeuser Co.	3,000	114,660
Paper & Forest Products Total			114,660
MATERIALS TOTAL			1,256,102
TELECOMMUNICATION SERVICES — 4.7%
Diversified Telecommunication Services — 4.7%
	AT&T, Inc.	37,757	1,010,755
	Verizon Communications, Inc.	12,370	367,018
Diversified Telecommunication Services Total			1,377,773
TELECOMMUNICATION SERVICES TOTAL			1,377,773
UTILITIES — 4.4%
Electric Utilities — 3.1%
	Exelon Corp.	5,600	303,744
	FPL Group, Inc.	8,300	392,092
	PPL Corp.	6,500	213,330
Electric Utilities Total			909,166
Multi-Utilities — 1.3%
	PG&E Corp.	7,033	257,900
	Public Service Enterprise Group, Inc.	4,086	115,021
Multi-Utilities Total			372,921
UTILITIES TOTAL			1,282,087

	Total Common Stocks (cost of $33,634,746)		27,996,796

Convertible Preferred Stock — 0.4%
	Schering-Plough Corp., 6.000%	800	107,824

	Total Convertible Preferred Stock (cost of $212,152)		107,824

		Par ($)
Short-Term Obligation — 4.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value $1,259,350 (repurchase proceeds $1,230,005)	1,230,000	1,230,000

	Total Short-Term Obligation (cost of $1,230,000)		1,230,000

5

Value ($)
Total Investments — 99.5% (cost of $35,076,898)(b)(c)	29,334,620

Other Assets & Liabilities, Net — 0.5%	161,077

Net Assets — 100.0%	29,495,697

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of  the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
• Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$28,104,620	$—
Level 2 – Other Significant Observable Inputs	1,230,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$29,334,620	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $35,076,898.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$1,952,178	$(7,694,456)	$(5,742,278)

6

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Mid Cap Growth Fund

	Shares	Value ($)*
Common Stocks — 98.4%
CONSUMER DISCRETIONARY — 16.8%
Distributors — 0.5%
LKQ Corp. (a)	6,880	78,707
Distributors Total		78,707
Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	2,680	186,287
DeVry, Inc.	2,972	168,483
ITT Educational Services, Inc. (a)	839	73,538
Diversified Consumer Services Total		428,308
Hotels, Restaurants & Leisure — 3.5%
Darden Restaurants, Inc.	5,000	110,850
Starbucks Corp. (a)	10,730	140,885
Starwood Hotels & Resorts Worldwide, Inc.	2,720	61,309
WMS Industries, Inc. (a)	4,050	101,250
Yum! Brands, Inc.	6,200	179,862
Hotels, Restaurants & Leisure Total		594,156
Leisure Equipment & Products — 0.4%
Mattel, Inc.	4,830	72,547
Leisure Equipment & Products Total		72,547
Media — 2.1%
Dreamworks Animation SKG, Inc., Class A (a)	3,110	87,391
Liberty Media Corp. — Entertainment, Series A (a)	10,630	171,143
McGraw-Hill Companies, Inc.	3,290	88,303
Media Total		346,837
Multiline Retail — 1.6%
Dollar Tree Stores, Inc. (a)	2,900	110,258
Kohl’s Corp. (a)	2,890	101,526
Nordstrom, Inc.	2,740	49,566
Multiline Retail Total		261,350
Specialty Retail — 4.9%
Advance Auto Parts, Inc.	3,620	112,944
GameStop Corp., Class A (a)	2,470	67,653
Ross Stores, Inc.	3,450	112,780
Sherwin-Williams Co.	2,190	124,633
Tiffany & Co.	2,250	61,763
TJX Companies, Inc.	8,310	222,376
Urban Outfitters, Inc. (a)	6,000	130,440
Specialty Retail Total		832,589

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.3%
	Deckers Outdoor Corp. (a)	1,270	107,772
	Polo Ralph Lauren Corp.	2,170	102,359
Textiles, Apparel & Luxury Goods Total			210,131
CONSUMER DISCRETIONARY TOTAL			2,824,625
CONSUMER STAPLES — 6.0%
Food & Staples Retailing — 1.7%
	BJ’s Wholesale Club, Inc. (a)	3,350	117,920
	Kroger Co.	6,240	171,350
Food & Staples Retailing Total			289,270
Food Products — 1.4%
	Campbell Soup Co.	2,240	85,008
	H.J. Heinz Co.	3,230	141,539
Food Products Total			226,547
Household Products — 1.3%
	Church & Dwight Co., Inc.	1,840	108,726
	Clorox Co.	1,840	111,890
Household Products Total			220,616
Personal Products — 1.1%
	Avon Products, Inc.	7,260	180,266
Personal Products Total			180,266
Tobacco — 0.5%
	Lorillard, Inc.	1,280	84,301
Tobacco Total			84,301
CONSUMER STAPLES TOTAL			1,001,000
ENERGY — 11.0%
Energy Equipment & Services — 4.6%
	Cameron International Corp. (a)	4,200	101,892
	Core Laboratories N.V.	1,070	78,859
	Diamond Offshore Drilling, Inc.	2,490	221,112
	FMC Technologies, Inc. (a)	3,150	110,218
	National-Oilwell Varco, Inc. (a)	3,430	102,523
	Noble Corp.	4,860	156,541
Energy Equipment & Services Total			771,145
Oil, Gas & Consumable Fuels — 6.4%
	Alpha Natural Resources, Inc. (a)	3,130	111,960
	Concho Resources, Inc. (a)	3,328	70,720
	CONSOL Energy, Inc.	2,440	76,592

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Continental Resources, Inc. (a)	4,419	143,131
	Denbury Resources, Inc. (a)	12,170	154,681
	PetroHawk Energy Corp. (a)	5,940	112,563
	Range Resources Corp.	2,230	94,151
	Southwestern Energy Co. (a)	6,568	233,952
	Ultra Petroleum Corp. (a)	1,740	80,997
Oil, Gas & Consumable Fuels Total			1,078,747
ENERGY TOTAL			1,849,892
FINANCIALS — 6.1%
Capital Markets — 2.9%
	Invesco Ltd.	6,940	103,476
	Janus Capital Group, Inc.	4,380	51,421
	Northern Trust Corp.	1,900	106,989
	T. Rowe Price Group, Inc.	2,300	90,942
	Waddell & Reed Financial, Inc., Class A	9,410	136,633
Capital Markets Total			489,461
Commercial Banks — 0.5%
	TCF Financial Corp.	5,159	91,521
Commercial Banks Total			91,521
Consumer Finance — 0.3%
	SLM Corp. (a)	4,710	50,256
Consumer Finance Total			50,256
Diversified Financial Services — 1.3%
	CME Group, Inc.	420	118,503
	IntercontinentalExchange, Inc. (a)	1,160	99,249
Diversified Financial Services Total			217,752
Insurance — 0.6%
	ACE Ltd.	1,620	92,923
Insurance Total			92,923
Real Estate Investment Trusts (REITs) — 0.5%
	Plum Creek Timber Co., Inc.	2,290	85,371
Real Estate Investment Trusts (REITs) Total			85,371
FINANCIALS TOTAL			1,027,284
HEALTH CARE — 15.4%
Biotechnology — 1.6%
	Alexion Pharmaceuticals, Inc. (a)	1,970	80,277
	Celgene Corp. (a)	1,560	100,246
	Genzyme Corp. (a)	1,180	85,998
Biotechnology Total			266,521

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.8%
	C.R. Bard, Inc.	1,340	118,255
	Hologic, Inc. (a)	5,268	64,480
	Intuitive Surgical, Inc. (a)	997	172,272
	Mindray Medical International Ltd., ADR	3,950	85,162
	St. Jude Medical, Inc. (a)	2,230	84,807
	Varian Medical Systems, Inc. (a)	2,710	123,332
Health Care Equipment & Supplies Total			648,308
Health Care Providers & Services — 4.8%
	DaVita, Inc. (a)	2,520	143,010
	Express Scripts, Inc. (a)	3,570	216,378
	Laboratory Corp. of America Holdings (a)	2,800	172,172
	McKesson Corp.	1,900	69,901
	Medco Health Solutions, Inc. (a)	3,240	122,958
	Quest Diagnostics, Inc.	1,850	86,580
Health Care Providers & Services Total			810,999
Life Sciences Tools & Services — 3.3%
	Charles River Laboratories International, Inc. (a)	4,360	156,219
	Covance, Inc. (a)	2,710	135,500
	Illumina, Inc. (a)	2,996	92,367
	Pharmaceutical Product Development, Inc.	2,930	90,771
	Thermo Fisher Scientific, Inc. (a)	1,870	75,922
Life Sciences Tools & Services Total			550,779
Pharmaceuticals — 1.9%
	Allergan, Inc.	4,460	176,928
	Perrigo Co.	4,200	142,800
Pharmaceuticals Total			319,728
HEALTH CARE TOTAL			2,596,335
INDUSTRIALS — 15.7%
Aerospace & Defense — 1.9%
	Goodrich Corp.	3,900	142,584
	Precision Castparts Corp.	2,810	182,116
Aerospace & Defense Total			324,700
Air Freight & Logistics — 0.8%
	C.H. Robinson Worldwide, Inc.	2,600	134,628
Air Freight & Logistics Total			134,628

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Commercial Services & Supplies — 2.9%
	Iron Mountain, Inc. (a)	3,520	85,466
	Pitney Bowes, Inc.	2,698	66,856
	Stericycle, Inc. (a)	3,860	225,540
	Waste Connections, Inc. (a)	3,462	117,189
Commercial Services & Supplies Total			495,051
Construction & Engineering — 0.9%
	Foster Wheeler Ltd. (a)	3,370	92,338
	Jacobs Engineering Group, Inc. (a)	1,460	53,188
Construction & Engineering Total			145,526
Electrical Equipment — 2.0%
	AMETEK, Inc.	3,270	108,727
	First Solar, Inc. (a)	630	90,531
	Roper Industries, Inc.	2,880	130,608
Electrical Equipment Total			329,866
Industrial Conglomerates — 1.2%
	McDermott International, Inc. (a)	11,450	196,138
Industrial Conglomerates Total			196,138
Machinery — 3.2%
	Bucyrus International, Inc.	2,930	70,701
	Cummins, Inc.	4,600	118,910
	Flowserve Corp.	1,500	85,380
	ITT Corp.	2,490	110,805
	Joy Global, Inc.	2,455	71,146
	Parker Hannifin Corp.	2,130	82,580
Machinery Total			539,522
Professional Services — 1.3%
	Dun & Bradstreet Corp.	1,140	84,007
	FTI Consulting, Inc. (a)	1,090	63,492
	Robert Half International, Inc.	3,880	73,216
Professional Services Total			220,715
Road & Rail — 1.0%
	Landstar System, Inc.	4,370	168,638
Road & Rail Total			168,638
Trading Companies & Distributors — 0.5%
	Fastenal Co.	2,300	92,598
Trading Companies & Distributors Total			92,598
INDUSTRIALS TOTAL			2,647,382

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — 19.2%
Communications Equipment — 1.2%
Harris Corp.	4,340	156,023
Research In Motion Ltd. (a)	830	41,857
Communications Equipment Total		197,880
Computers & Peripherals — 0.4%
NetApp, Inc. (a)	5,070	68,597
Computers & Peripherals Total		68,597
Electronic Equipment, Instruments & Components — 1.4%

Agilent Technologies, Inc. (a)	4,920	109,175
Itron, Inc. (a)	1,190	57,691
Trimble Navigation Ltd. (a)	3,160	65,001
Electronic Equipment, Instruments & Components Total		231,867
Internet Software & Services — 1.3%
Equinix, Inc. (a)	2,368	147,811
VeriSign, Inc. (a)	3,400	72,080
Internet Software & Services Total		219,891
IT Services — 3.7%
Alliance Data Systems Corp. (a)	2,660	133,426
Cognizant Technology Solutions Corp., Class A (a)	5,590	107,328
Fiserv, Inc. (a)	2,700	90,072
Global Payments, Inc.	3,040	123,150
MasterCard, Inc., Class A	470	69,475
Paychex, Inc.	3,540	101,032
IT Services Total		624,483
Semiconductors & Semiconductor Equipment — 5.2%
Altera Corp.	3,970	68,879
Analog Devices, Inc.	9,161	195,679
ASML Holding N.V., N.Y. Registered Shares	6,110	107,230
Broadcom Corp., Class A (a)	4,400	75,152
International Rectifier Corp. (a)	4,550	70,252
Intersil Corp., Class A	5,230	71,599
Marvell Technology Group Ltd. (a)	10,930	76,073
MEMC Electronic Materials, Inc. (a)	3,820	70,212
Microchip Technology, Inc.	2,940	72,412
Silicon Laboratories, Inc. (a)	2,670	69,313
Semiconductors & Semiconductor Equipment Total		876,801

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 6.0%
	Activision Blizzard, Inc. (a)	13,120	163,475
	Ansys, Inc. (a)	3,480	99,633
	Autodesk, Inc. (a)	2,667	56,834
	Citrix Systems, Inc. (a)	3,618	93,236
	Concur Technologies, Inc. (a)	1,980	49,955
	FactSet Research Systems, Inc.	2,260	87,665
	Intuit, Inc. (a)	2,720	68,163
	McAfee, Inc. (a)	3,200	104,160
	Salesforce.com, Inc. (a)	2,710	83,902
	Symantec Corp. (a)	5,430	68,309
	UBISOFT Entertainment (a)	2,610	137,935
Software Total			1,013,267
INFORMATION TECHNOLOGY TOTAL			3,232,786
MATERIALS — 4.4%
Chemicals — 3.8%
	Agrium, Inc.	1,790	67,984
	CF Industries Holdings, Inc.	1,410	90,508
	Ecolab, Inc.	2,760	102,838
	Intrepid Potash, Inc. (a)	3,825	83,155
	Monsanto Co.	910	80,972
	Potash Corp. of Saskatchewan, Inc.	2,570	219,118
Chemicals Total			644,575
Metals & Mining — 0.6%
	Agnico-Eagle Mines Ltd.	2,180	60,277
	Freeport-McMoRan Copper & Gold, Inc.	1,397	40,653
Metals & Mining Total			100,930
MATERIALS TOTAL			745,505

TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
	American Tower Corp., Class A (a)	7,236	233,795
Wireless Telecommunication Services Total			233,795
TELECOMMUNICATION SERVICES TOTAL			233,795
UTILITIES — 2.4%
Electric Utilities — 1.5%
	ITC Holdings Corp.	2,349	95,322
	PPL Corp.	4,840	158,849
Electric Utilities Total			254,171

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.9%
	Questar Corp.	4,490	154,726
Gas Utilities Total			154,726
UTILITIES TOTAL			408,897

	Total Common Stocks (cost of $19,370,001)		16,567,501

		Par ($)
Short-Term Obligation — 5.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value $944,125 (repurchase proceeds $925,004)	925,000	925,000

	Total Short-Term Obligation (cost of $925,000)		925,000

	Total Investments — 103.9% (cost of $20,295,001)(b)(c)		17,492,501

	Other Assets & Liabilities, Net — (3.9)%		(654,620)

	Net Assets — 100.0%		16,837,881

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligation maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
	•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$16,429,566	$—
	Level 2 — Other Significant Observable Inputs	1,062,935	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$17,492,501	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $20,295,001.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

9

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$1,326,613	$(4,129,113)	$(2,802,500)

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 95.7%
CONSUMER DISCRETIONARY — 8.1%
Auto Components — 1.9%
	BorgWarner, Inc.	5,600	125,832
	Johnson Controls, Inc.	7,650	135,634
			261,466
Hotels, Restaurants & Leisure — 1.7%
	Royal Caribbean Cruises Ltd.	8,800	119,328
	Starwood Hotels & Resorts Worldwide, Inc.	4,925	111,010
			230,338
Leisure Equipment & Products — 1.1%
	Hasbro, Inc.	5,200	151,164
			151,164
Media — 0.7%
	Regal Entertainment Group, Class A	7,300	93,732
			93,732
Multiline Retail — 0.9%
	Saks, Inc. (a)	20,100	120,600
			120,600
Specialty Retail — 0.8%
	Ross Stores, Inc.	3,600	117,684
			117,684
Textiles, Apparel & Luxury Goods — 1.0%
	Polo Ralph Lauren Corp.	2,900	136,793
			136,793
			1,111,777
CONSUMER STAPLES — 10.7%
Beverages — 1.8%
	Fomento Economico Mexicano SAB de CV, ADR	4,575	115,702
	Pepsi Bottling Group, Inc.	5,300	122,536
			238,238
Food & Staples Retailing — 2.4%
	BJ’s Wholesale Club, Inc. (a)	4,600	161,920
	Kroger Co.	5,950	163,387
			325,307
Food Products — 4.2%
	ConAgra Foods, Inc.	8,400	146,328
	Dean Foods Co. (a)	10,000	218,600
	Hershey Co.	2,500	93,100
	J. M. Smucker Co.	1,400	62,384

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — (continued)
	Smithfield Foods, Inc. (a)	1,949	20,503
	Tyson Foods, Inc., Class A	3,748	32,758
			573,673
Household Products — 0.7%
	Clorox Co.	1,650	100,336
			100,336
Personal Products — 1.6%
	Avon Products, Inc.	5,900	146,497
	Estee Lauder Companies, Inc., Class A	2,075	74,783
			221,280
			1,458,834
ENERGY — 7.5%
Energy Equipment & Services — 2.0%
	Complete Production Services, Inc. (a)	6,300	78,057
	National-Oilwell Varco, Inc. (a)	2,650	79,208
	Rowan Companies, Inc.	2,225	40,362
	Tidewater, Inc.	1,800	78,498
			276,125
Oil, Gas & Consumable Fuels — 5.5%
	Cabot Oil & Gas Corp.	3,900	109,473
	El Paso Corp.	12,800	124,160
	Forest Oil Corp. (a)	2,400	70,104
	Hess Corp.	1,175	70,747
	Newfield Exploration Co. (a)	4,400	101,112
	Peabody Energy Corp.	2,100	72,471
	Williams Companies, Inc.	9,800	205,506
			753,573
			1,029,698
FINANCIALS — 31.1%
Capital Markets — 1.9%
	Ameriprise Financial, Inc.	8,700	187,920
	Greenhill & Co., Inc.	1,199	79,098
			267,018
Commercial Banks — 13.9%
	Bank of Hawaii Corp.	4,700	238,337
	City National Corp.	3,500	187,355
	Comerica, Inc.	6,975	192,440
	Cullen/Frost Bankers, Inc.	4,325	242,070
	KeyCorp	8,800	107,624

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Marshall & Ilsley Corp.	14,925	269,098
	SVB Financial Group (a)	3,550	182,648
	TCF Financial Corp.	16,100	285,614
	Zions Bancorporation	5,075	193,408
			1,898,594
Insurance — 8.6%
	ACE Ltd.	4,944	283,588
	Aon Corp.	3,000	126,900
	Assurant, Inc.	2,300	58,604
	Lincoln National Corp.	3,500	60,340
	Marsh & McLennan Companies, Inc.	12,000	351,840
	Platinum Underwriters Holdings Ltd.	5,000	158,700
	Reinsurance Group of America, Inc.	3,900	145,626
			1,185,598
Real Estate Investment Trusts (REITs) — 6.7%
	Alexandria Real Estate Equities, Inc.	2,700	187,704
	Boston Properties, Inc.	1,450	102,776
	Equity Residential Property Trust	6,200	216,566
	Plum Creek Timber Co., Inc.	4,300	160,304
	ProLogis	3,100	43,400
	Rayonier, Inc.	6,100	201,788
			912,538
			4,263,748
HEALTH CARE — 5.9%
Health Care Equipment & Supplies — 3.5%
	Beckman Coulter, Inc.	2,800	139,776
	Cooper Companies, Inc.	2,900	47,792
	Hospira, Inc. (a)	4,975	138,404
	Teleflex, Inc.	3,000	158,970
			484,942
Health Care Providers & Services — 1.7%
	CIGNA Corp.	3,650	59,495
	Community Health Systems, Inc. (a)	4,375	89,688
	Universal Health Services, Inc., Class B	1,800	75,672
			224,855

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.7%
	Varian, Inc. (a)	2,600	95,810
			95,810
			805,607
INDUSTRIALS — 7.9%
Aerospace & Defense — 2.0%
	AerCap Holdings NV (a)	7,200	45,648
	L-3 Communications Holdings, Inc.	1,500	121,755
	Spirit Aerosystems Holdings, Inc., Class A (a)	6,307	101,732
			269,135
Construction & Engineering — 0.5%
	Jacobs Engineering Group, Inc. (a)	1,750	63,753
			63,753
Electrical Equipment — 0.7%
	Cooper Industries Ltd., Class A	3,200	99,040
			99,040
Industrial Conglomerates — 1.1%
	McDermott International, Inc. (a)	2,345	40,170
	Textron, Inc.	5,900	104,430
			144,600
Machinery — 2.1%
	Barnes Group, Inc.	3,718	53,948
	Harsco Corp.	1,750	41,423
	Kennametal, Inc.	4,150	88,063
	Parker Hannifin Corp.	2,825	109,525
			292,959
Marine — 0.8%
	Alexander & Baldwin, Inc.	3,525	112,447
			112,447
Road & Rail — 0.7%
	Canadian Pacific Railway Ltd.	2,100	94,500
			94,500
			1,076,434
INFORMATION TECHNOLOGY — 5.7%
Computers & Peripherals — 2.2%
	Diebold, Inc.	3,600	106,992
	NCR Corp. (a)	10,500	191,940
			298,932

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — 1.6%
	Agilent Technologies, Inc. (a)	1,600	35,504
	Arrow Electronics, Inc. (a)	5,625	98,156
	Mettler-Toledo International, Inc. (a)	1,100	84,194
			217,854
Semiconductors & Semiconductor Equipment — 0.4%
	Intersil Corp., Class A	2,400	32,856
	Verigy Ltd. (a)	1,783	25,853
			58,709
Software — 1.5%
	Activision Blizzard, Inc. (a)	2,566	31,972
	Citrix Systems, Inc. (a)	1,800	46,386
	Electronic Arts, Inc. (a)	2,825	64,354
	Synopsys, Inc. (a)	3,550	64,894
			207,606
			783,101
MATERIALS — 7.4%
Chemicals — 2.7%
	Air Products & Chemicals, Inc.	2,450	142,418
	Albemarle Corp.	3,125	76,094
	PPG Industries, Inc.	3,200	158,656
			377,168
Containers & Packaging — 1.9%
	Crown Holdings, Inc. (a)	6,800	137,224
	Packaging Corp. of America	7,300	122,859
			260,083
Metals & Mining — 0.6%
	Allegheny Technologies, Inc.	1,900	50,426
	Titanium Metals Corp.	3,300	30,723
			81,149
Paper & Forest Products — 2.2%
	Weyerhaeuser Co.	7,800	298,116
			298,116
			1,016,516
UTILITIES — 11.4%
Electric Utilities — 5.2%
	American Electric Power Co., Inc.	6,500	212,095
	Edison International	5,375	191,296
	Entergy Corp.	1,500	117,075
	FPL Group, Inc.	1,975	93,299

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Electric Utilities — (continued)
	PPL Corp.	3,225	105,845
		719,610
Gas Utilities — 1.1%
	AGL Resources, Inc.	4,975	151,240
			151,240
Multi-Utilities — 5.1%
	PG&E Corp.	6,125	224,604
	Public Service Enterprise Group, Inc.	2,900	81,635
	Sempra Energy	4,275	182,072
	Wisconsin Energy Corp.	4,800	208,800
			697,111
			1,567,961

	Total Common Stocks (cost of $16,347,057)		13,113,676

		Par ($)
Short-Term Obligation — 3.2%

	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by U.S. Treasury Obligation maturing 08/15/22, market value $449,075 (repurchase proceeds $436,002)	436,000	436,000

	Total Short-Term Obligation (cost of $436,000)		436,000

	Total Investments — 98.9% (cost of $16,783,057)(b)(c)		13,549,676

	Other Assets & Liabilities, Net — 1.1%		152,204

	Net Assets — 100.0%		13,701,880

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 — Quoted Prices	$13,113,676	$—
	Level 2 — Other Significant Observable Inputs	436,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$13,549,676	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $16,783,057.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$778,167	$(4,011,548)	$(3,233,381)

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 11.6%
Distributors — 0.7%
	LKQ Corp. (a)	17,710	202,602
Distributors Total			202,602
Diversified Consumer Services — 1.7%
	Coinstar, Inc. (a)	8,770	210,392
	DeVry, Inc.	5,298	300,344
Diversified Consumer Services Total			510,736
Hotels, Restaurants & Leisure — 1.8%
	Jack in the Box, Inc. (a)	8,040	161,604
	Panera Bread Co., Class A (a)	4,350	196,272
	WMS Industries, Inc. (a)	7,880	197,000
Hotels, Restaurants & Leisure Total			554,876
Household Durables — 0.5%
	Tupperware Brands Corp.	6,300	159,390
Household Durables Total			159,390
Media — 2.4%
	Arbitron, Inc.	3,750	122,175
	Marvel Entertainment, Inc. (a)	10,420	335,420
	Regal Entertainment Group, Class A	20,850	267,714
Media Total			725,309
Specialty Retail — 2.5%
	Children’s Place Retail Stores, Inc. (a)	8,890	297,193
	Dick’s Sporting Goods, Inc. (a)	9,080	139,106
	Gymboree Corp. (a)	6,910	178,692
	J Crew Group, Inc. (a)	6,840	138,510
Specialty Retail Total			753,501
Textiles, Apparel & Luxury Goods — 2.0%
	Deckers Outdoor Corp. (a)	3,170	269,006
	Gildan Activewear, Inc. (a)	9,710	226,826
	True Religion Apparel, Inc. (a)	7,630	127,802
Textiles, Apparel & Luxury Goods Total			623,634
CONSUMER DISCRETIONARY TOTAL			3,530,048
CONSUMER STAPLES — 4.4%
Food & Staples Retailing — 0.6%
	BJ’s Wholesale Club, Inc. (a)	5,630	198,176
Food & Staples Retailing Total			198,176

1

		Shares	Value ($)
Common Stocks — (continued)
Personal Products — (continued)
Food Products — 1.2%
	Flowers Foods, Inc.	8,580	254,397
	Green Mountain Coffee Roasters, Inc. (a)	3,780	109,582
Food Products Total			363,979
Personal Products — 2.6%
	Alberto-Culver Co.	9,600	247,008
	Chattem, Inc. (a)	5,110	386,674
	Inter Parfums, Inc.	13,270	154,728
Personal Products Total			788,410
CONSUMER STAPLES TOTAL			1,350,565
ENERGY — 8.9%
Energy Equipment & Services — 3.6%
	Atwood Oceanics, Inc. (a)	14,040	385,819
	Core Laboratories N.V.	4,290	316,173
	Hercules Offshore, Inc. (a)	11,750	85,657
	Pioneer Drilling Co. (a)	15,290	118,345
	Tesco Corp. (a)	17,550	199,719
Energy Equipment & Services Total			1,105,713
Oil, Gas & Consumable Fuels — 5.3%
	Arena Resources, Inc. (a)	12,369	377,007
	CNX Gas Corp. (a)	6,050	153,005
	Comstock Resources, Inc. (a)	3,053	150,879
	Concho Resources, Inc. (a)	17,826	378,802
	Holly Corp.	5,630	110,517
	Patriot Coal Corp. (a)	6,604	104,541
	Penn Virginia Corp.	5,440	202,205
	Ship Finance International Ltd.	9,030	123,260
Oil, Gas & Consumable Fuels Total			1,600,216
ENERGY TOTAL			2,705,929
FINANCIALS — 6.1%
Capital Markets — 2.7%
	Greenhill & Co., Inc.	1,990	131,280
	KBW, Inc. (a)	8,400	245,952
	optionsXpress Holdings, Inc.	13,000	230,880
	Waddell & Reed Financial, Inc., Class A	15,330	222,592
Capital Markets Total			830,704

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — 1.0%
	Signature Bank (a)	4,360	142,049
	TCF Financial Corp.	8,903	157,939
Commercial Banks Total			299,988
Consumer Finance — 0.5%
	Cash America International, Inc.	4,630	163,763
Consumer Finance Total			163,763
Real Estate Investment Trusts (REITs) — 1.9%
	Alexandria Real Estate Equities, Inc.	2,640	183,533
	Home Properties, Inc.	6,670	270,068
	Washington Real Estate Investment Trust	3,970	119,021
Real Estate Investment Trusts (REITs) Total			572,622
FINANCIALS TOTAL			1,867,077
HEALTH CARE — 23.8%
Biotechnology — 6.6%
	Alexion Pharmaceuticals, Inc. (a)	13,840	563,980
	BioMarin Pharmaceuticals, Inc. (a)	8,420	154,254
	Celera Corp. (a)	12,240	138,434
	Myriad Genetics, Inc. (a)	3,430	216,399
	Onyx Pharmaceuticals, Inc. (a)	9,970	268,991
	OSI Pharmaceuticals, Inc. (a)	10,660	404,547
	United Therapeutics Corp. (a)	2,910	253,839
Biotechnology Total			2,000,444
Health Care Equipment & Supplies — 6.0%
	Hologic, Inc. (a)	7,676	93,954
	Immucor, Inc. (a)	9,770	259,394
	Masimo Corp. (a)	11,388	364,302
	Natus Medical, Inc. (a)	11,718	179,285
	NuVasive, Inc. (a)	14,350	675,742
	Thoratec Corp. (a)	10,800	265,896
Health Care Equipment & Supplies Total			1,838,573
Health Care Providers & Services — 5.5%
	CardioNet, Inc. (a)	13,109	335,459
	Catalyst Health Solutions, Inc. (a)	6,567	110,785
	Genoptix, Inc. (a)	7,850	262,504
	IPC The Hospitalist Co., Inc. (a)	8,563	174,342
	MWI Veterinary Supply, Inc. (a)	3,490	120,859
	Owens & Minor, Inc.	3,010	130,243
	Psychiatric Solutions, Inc. (a)	16,037	533,872
Health Care Providers & Services Total			1,668,064

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Technology — 0.4%
	Phase Forward, Inc. (a)	7,858	112,134
Health Care Technology Total			112,134
Life Sciences Tools & Services — 3.8%
	ICON PLC, ADR (a)	32,640	828,077
	Illumina, Inc. (a)	11,260	347,146
Life Sciences Tools & Services Total			1,175,223
Pharmaceuticals — 1.5%
	Cypress Bioscience, Inc. (a)	28,510	155,094
	Perrigo Co.	9,340	317,560
Pharmaceuticals Total			472,654
HEALTH CARE TOTAL			7,267,092
INDUSTRIALS — 16.3%
Aerospace & Defense — 1.7%
	Hexcel Corp. (a)	17,660	233,112
	Teledyne Technologies, Inc. (a)	6,290	286,635
Aerospace & Defense Total			519,747
Air Freight & Logistics — 0.6%
	HUB Group, Inc., Class A (a)	5,655	177,850
Air Freight & Logistics Total			177,850
Commercial Services & Supplies — 4.6%
	Clean Harbors, Inc. (a)	4,650	304,900
	Geo Group, Inc. (a)	10,130	178,896
	Herman Miller, Inc.	13,470	296,340
	Ritchie Bros Auctioneers, Inc.	8,380	155,617
	Waste Connections, Inc. (a)	13,450	455,282
Commercial Services & Supplies Total			1,391,035
Construction & Engineering — 0.6%
	EMCOR Group, Inc. (a)	9,480	168,460
Construction & Engineering Total			168,460
Electrical Equipment — 2.1%
	Acuity Brands, Inc.	7,890	275,834
	Energy Conversion Devices, Inc. (a)	3,920	133,829
	Woodward Governor Co.	7,540	242,034
Electrical Equipment Total			651,697
Machinery — 3.1%
	Actuant Corp., Class A	6,900	123,717
	Bucyrus International, Inc.	5,770	139,230
	Kaydon Corp.	3,780	126,290
	Key Technology, Inc. (a)	7,372	119,353

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	RBC Bearings, Inc. (a)	9,621	228,306
	Wabtec Corp.	5,560	221,066
Machinery Total			957,962
Professional Services — 1.4%
	CoStar Group, Inc. (a)	4,890	176,138
	FTI Consulting, Inc. (a)	1,940	113,005
	Watson Wyatt Worldwide, Inc., Class A	3,480	147,795
Professional Services Total			436,938
Road & Rail — 2.2%
	Genesee & Wyoming, Inc., Class A (a)	8,020	267,467
	Landstar System, Inc.	5,390	208,000
	Old Dominion Freight Line, Inc. (a)	6,820	206,919
Road & Rail Total			682,386
INDUSTRIALS TOTAL			4,986,075
INFORMATION TECHNOLOGY — 21.0%
Communications Equipment — 2.2%
	F5 Networks, Inc. (a)	7,390	183,420
	Neutral Tandem, Inc. (a)	19,528	340,178
	Riverbed Technology, Inc. (a)	10,770	134,948
Communications Equipment Total			658,546
Computers & Peripherals — 0.5%
	Synaptics, Inc. (a)	4,860	150,125
Computers & Peripherals Total			150,125
Electronic Equipment, Instruments & Components — 1.0%
	DTS, Inc. (a)	8,490	175,319
	Itron, Inc. (a)	2,640	127,987
Electronic Equipment, Instruments & Components Total			303,306
Internet Software & Services — 3.8%
	Ariba, Inc. (a)	20,570	220,099
	Digital River, Inc. (a)	4,940	122,413
	Equinix, Inc. (a)	3,925	244,999
	Omniture, Inc. (a)	22,827	262,510
	VistaPrint Ltd. (a)	4,870	83,131
	Vocus, Inc. (a)	13,925	234,358
Internet Software & Services Total			1,167,510
IT Services — 1.4%
	Cybersource Corp. (a)	9,276	112,703
	Gartner, Inc. (a)	10,180	187,312

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Wright Express Corp. (a)	8,240	112,806
IT Services Total			412,821
Semiconductors & Semiconductor Equipment — 4.9%
	FEI Co. (a)	11,490	241,405
	Hittite Microwave Corp. (a)	5,120	167,782
	Intersil Corp., Class A	9,210	126,085
	Microsemi Corp. (a)	10,280	223,487
	Monolithic Power Systems, Inc. (a)	21,650	367,834
	Netlogic Microsystems, Inc. (a)	6,305	133,162
	Silicon Laboratories, Inc. (a)	4,690	121,752
	Tessera Technologies, Inc. (a)	7,123	123,085
Semiconductors & Semiconductor Equipment Total			1,504,592
Software — 7.2%
	Blackboard, Inc. (a)	7,826	191,580
	Concur Technologies, Inc. (a)	6,821	172,094
	FactSet Research Systems, Inc.	3,350	129,947
	Informatica Corp. (a)	21,950	308,398
	Jack Henry & Associates, Inc.	6,620	125,846
	Lawson Software, Inc. (a)	28,490	151,567
	Micros Systems, Inc. (a)	5,340	90,940
	Netscout Systems, Inc. (a)	24,630	236,941
	Nuance Communications, Inc. (a)	25,140	230,031
	Solera Holdings, Inc. (a)	14,150	352,193
	Sybase, Inc. (a)	7,280	193,866
	Taleo Corp., Class A (a)	1,590	21,942
Software Total			2,205,345
INFORMATION TECHNOLOGY TOTAL			6,402,245
MATERIALS — 3.3%
Chemicals — 2.3%
	CF Industries Holdings, Inc.	3,710	238,145
	Intrepid Potash, Inc. (a)	21,400	465,236
Chemicals Total			703,381

6

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 1.0%
	Silgan Holdings, Inc.	6,170	287,152
Containers & Packaging Total			287,152
MATERIALS TOTAL			990,533
TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
	SBA Communications Corp., Class A (a)	12,860	269,932
Wireless Telecommunication Services Total			269,932
TELECOMMUNICATION SERVICES TOTAL			269,932
UTILITIES — 0.5%
Electric Utilities — 0.5%
	ITC Holdings Corp.	4,040	163,943
Electric Utilities Total			163,943
UTILITIES TOTAL			163,943

	Total Common Stocks (cost of $32,055,905)		29,533,439

		Par ($)
Short-Term Obligation — 8.4%

	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value of $2,617,750 (repurchase proceeds $2,566,011)	2,566,000	2,566,000

	Total Short-Term Obligation (cost of $2,566,000)		2,566,000

	Total Investments — 105.2% (cost of $34,621,905)(b)(c)		32,099,439

	Other Assets & Liabilities, Net — (5.2)%		(1,587,392)

	Net Assets — 100.0%		30,512,047

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily reliable, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$29,533,439	$—
	Level 2 – Other Significant Observable Inputs	2,566,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$32,099,439	$—

8

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $34,621,905.
(c)	Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$2,796,202	$(5,318,668)	$(2,522,466)

For the three month period ended October 31, 2008, transactions in written option contracts were as follows:
Number of	Premium
contracts	received
Options outstanding at July 31, 2008	65	$8,362
Options written	—	—
Options terminated in closing purchase transactions	(19)	(2,603)
Options exercised	—	—
Options expired	(46)	(5,759)
Options outstanding at October 31, 2008	—	$—

Acronym	Name
ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Small Cap Value Fund

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 8.6%
Auto Components — 0.4%
	BorgWarner, Inc.	3,330	74,825
Auto Components Total			74,825
Diversified Consumer Services — 0.3%
	Regis Corp.	2,757	34,104
	Sotheby’s	3,875	36,076
Diversified Consumer Services Total			70,180
Hotels, Restaurants & Leisure — 1.4%
	Benihana, Inc., Class A (a)	11,111	33,111
	Bob Evans Farms, Inc.	3,625	75,690
	CEC Entertainment, Inc. (a)	2,930	75,242
	Landry’s Restaurants, Inc.	4,910	61,621
	Red Robin Gourmet Burgers, Inc. (a)	3,455	52,481
Hotels, Restaurants & Leisure Total			298,145
Household Durables — 1.7%
	American Greetings Corp., Class A	9,960	116,333
	Cavco Industries, Inc. (a)	2,115	71,973
	CSS Industries, Inc.	2,765	61,383
	Ethan Allen Interiors, Inc.	2,005	35,869
	Furniture Brands International, Inc.	4,810	27,369
	Universal Electronics, Inc. (a)	2,283	48,240
Household Durables Total			361,167
Internet & Catalog Retail — 0.2%
	NutriSystem, Inc.	2,890	40,894
Internet & Catalog Retail Total			40,894
Leisure Equipment & Products — 0.1%
	Brunswick Corp.	8,533	29,610
Leisure Equipment & Products Total			29,610
Multiline Retail — 0.3%
	Saks, Inc. (a)	8,973	53,838
Multiline Retail Total			53,838
Specialty Retail — 3.1%
	America’s Car-Mart, Inc. (a)	6,592	107,647
	Foot Locker, Inc.	4,746	69,387
	Monro Muffler Brake, Inc.	6,865	147,803
	OfficeMax, Inc.	9,850	79,293
	Rent-A-Center, Inc. (a)	7,809	114,011
	Shoe Carnival, Inc. (a)	4,955	69,420
	Zale Corp. (a)	3,315	56,554
Specialty Retail Total			644,115

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.1%
	Hampshire Group Ltd. (a)	4,592	19,286
	Movado Group, Inc.	4,420	67,228
	Phillips-Van Heusen Corp.	2,235	54,780
	Wolverine World Wide, Inc.	4,205	98,818
Textiles, Apparel & Luxury Goods Total			240,112
CONSUMER DISCRETIONARY TOTAL			1,812,886
CONSUMER STAPLES — 5.5%
Beverages — 0.0%
	MGP Ingredients, Inc.	6,769	10,289
Beverages Total			10,289
Food & Staples Retailing — 2.4%
	BJ’s Wholesale Club, Inc. (a)	3,105	109,296
	Ruddick Corp.	3,375	96,660
	Spartan Stores, Inc.	2,635	71,119
	Weis Markets, Inc.	5,330	172,905
	Whole Foods Market, Inc.	4,225	45,292
Food & Staples Retailing Total			495,272
Food Products — 2.7%
	Flowers Foods, Inc.	2,343	69,470
	Fresh Del Monte Produce, Inc. (a)	5,710	120,538
	J & J Snack Foods Corp.	2,438	76,456
	Lancaster Colony Corp.	3,195	100,770
	Lance, Inc.	4,953	102,477
	Ralcorp Holdings, Inc. (a)	1,435	97,121
Food Products Total			566,832
Personal Products — 0.4%
	NBTY, Inc. (a)	3,345	78,173
Personal Products Total			78,173
CONSUMER STAPLES TOTAL			1,150,566
ENERGY — 3.7%
Energy Equipment & Services — 1.1%
	Lufkin Industries, Inc.	810	42,379
	Newpark Resources (a)	7,900	45,425
	Patterson-UTI Energy, Inc.	2,355	31,251
	TGC Industries, Inc. (a)	7,344	16,524
	Tidewater, Inc.	2,300	100,303
Energy Equipment & Services Total			235,882

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 2.6%
	Comstock Resources, Inc. (a)	1,740	85,991
	Harvest Natural Resources, Inc. (a)	11,010	93,475
	Holly Corp.	5,132	100,741
	Nordic American Tanker Shipping	2,038	60,427
	Stone Energy Corp. (a)	3,117	94,570
	Swift Energy Co. (a)	3,089	99,095
Oil, Gas & Consumable Fuels Total			534,299
ENERGY TOTAL			770,181
FINANCIALS — 34.0%
Capital Markets — 1.2%
	Federated Investors, Inc., Class B	3,070	74,294
	Janus Capital Group, Inc.	5,250	61,635
	Piper Jaffray Companies, Inc. (a)	2,816	111,091
Capital Markets Total			247,020
Commercial Banks — 9.4%
	BancFirst Corp.	2,535	127,764
	BancTrust Financial Group, Inc.	8,382	104,440
	Bank of Granite Corp.	9,322	35,890
	Bryn Mawr Bank Corp.	5,061	107,243
	Capital Corp. of the West	7,317	16,829
	Capitol Bancorp Ltd.	6,216	63,652
	Chemical Financial Corp.	6,935	182,182
	Columbia Banking System, Inc.	4,660	74,187
	Community Trust Bancorp, Inc.	3,220	107,484
	First Citizens BancShares, Inc., Class A	1,045	159,801
	First Financial Corp.	4,493	189,964
	First National Bank of Alaska	43	76,325
	Mass Financial Corp., Class A (a)	13,010	64,400
	Merchants Bancshares, Inc.	4,883	105,277
	Northfield Bancorp, Inc. (a)	5,869	71,015
	Northrim BanCorp, Inc.	5,469	72,136
	South Financial Group, Inc.	7,671	44,569
	Sterling Bancorp NY	7,555	118,462
	Taylor Capital Group, Inc.	5,745	64,631
	West Coast Bancorp	6,815	59,427
	Whitney Holding Corp.	7,460	141,740
Commercial Banks Total			1,987,418

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.9%
	Cash America International, Inc.	5,625	198,956
Consumer Finance Total			198,956
Diversified Financial Services — 0.7%
	Medallion Financial Corp.	12,163	98,399
	Pico Holdings, Inc. (a)	1,657	41,491
Diversified Financial Services Total			139,890
Insurance — 8.1%
	Baldwin & Lyons, Inc., Class B	4,621	84,056
	CNA Surety Corp. (a)	8,234	114,041
	eHealth, Inc. (a)	4,508	57,342
	EMC Insurance Group, Inc.	5,025	122,911
	FBL Financial Group, Inc.	3,830	66,872
	Harleysville Group, Inc.	3,120	98,530
	Horace Mann Educators Corp.	10,105	80,436
	Mercury General Corp.	1,330	68,322
	National Western Life Insurance Co., Class A	484	91,370
	Navigators Group, Inc. (a)	2,919	147,439
	Phoenix Companies, Inc.	17,986	116,369
	RAM Holdings Ltd. (a)	21,968	16,555
	RLI Corp.	1,952	112,025
	Safety Insurance Group, Inc.	3,690	140,183
	Selective Insurance Group, Inc.	5,070	120,412
	Stewart Information Services Corp.	4,670	77,522
	United America Indemnity Ltd., Class A (a)	16,044	192,207
Insurance Total			1,706,592
Real Estate Investment Trusts (REITs) — 6.8%
	DCT Industrial Trust, Inc.	17,978	88,632
	Developers Diversified Realty Corp.	2,595	34,176
	DiamondRock Hospitality Co.	18,195	94,250
	Duke Realty Corp.	3,920	55,311
	DuPont Fabros Technology, Inc.	5,711	35,580
	Franklin Street Properties Corp.	10,606	125,469
	Getty Realty Corp.	3,450	67,171
	LaSalle Hotel Properties	6,304	88,760
	Mack-Cali Realty Corp.	1,455	33,058
	National Health Investors, Inc.	3,547	106,197
	Potlatch Corp.	5,005	166,216
	Realty Income Corp.	5,750	132,940

4

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
Sun Communities, Inc.	7,336	110,333
Sunstone Hotel Investors, Inc.	6,774	44,370
Universal Health Realty Income Trust	3,760	130,510
Urstadt Biddle Properties, Inc., Class A	6,810	111,548
Real Estate Investment Trusts (REITs) Total		1,424,521
Real Estate Management & Development — 0.5%
Avatar Holdings, Inc. (a)	1,815	61,619
Maui Land & Pineapple Co., Inc. (a)	3,494	54,157
Real Estate Management & Development Total		115,776
Thrifts & Mortgage Finance — 6.4%
Bank Mutual Corp.	12,137	139,940
BankFinancial Corp.	8,275	100,872
Beneficial Mutual Bancorp, Inc. (a)	10,417	123,441
Brookline Bancorp, Inc.	13,860	162,162
Clifton Savings Bancorp, Inc.	8,410	91,669
Corus Bankshares, Inc.	19,267	42,387
ESSA Bancorp, Inc.	5,617	77,852
Flagstar BanCorp, Inc.	18,140	34,466
Home Federal Bancorp, Inc.	10,650	123,434
TrustCo Bank Corp. NY	9,830	119,631
United Financial Bancorp, Inc.	6,913	96,782
Washington Federal, Inc.	5,985	105,456
Westfield Financial, Inc.	12,434	128,692
Thrifts & Mortgage Finance Total		1,346,784
FINANCIALS TOTAL		7,166,957
HEALTH CARE — 9.1%
Health Care Equipment & Supplies — 1.8%
Analogic Corp.	1,880	83,021
Haemonetics Corp. (a)	1,322	78,077
Hill-Rom Holdings, Inc.	1,369	31,159
STERIS Corp.	5,470	186,199
Health Care Equipment & Supplies Total		378,456
Health Care Providers & Services — 6.1%
Amedisys, Inc. (a)	1,523	85,913
AmSurg Corp. (a)	3,750	93,525
Cross Country Healthcare, Inc. (a)	10,420	117,954
Gentiva Health Services, Inc. (a)	6,850	185,978
Healthspring, Inc. (a)	2,689	44,422
Kindred Healthcare, Inc. (a)	6,475	93,823
Magellan Health Services, Inc. (a)	1,535	56,703

5

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — (continued)
	NovaMed, Inc. (a)	15,319	54,229
	Owens & Minor, Inc.	3,266	141,320
	Pediatrix Medical Group, Inc. (a)	2,420	93,533
	RehabCare Group, Inc. (a)	7,786	133,374
	Res-Care, Inc. (a)	8,620	132,834
	U.S. Physical Therapy, Inc. (a)	4,240	58,851
Health Care Providers & Services Total			1,292,459
Life Sciences Tools & Services — 1.2%
	Bio-Rad Laboratories, Inc., Class A (a)	1,522	129,948
	PAREXEL International Corp. (a)	5,820	60,528
	Varian, Inc. (a)	1,640	60,434
Life Sciences Tools & Services Total			250,910
HEALTH CARE TOTAL			1,921,825
INDUSTRIALS — 13.1%
Aerospace & Defense — 0.8%
	AAR Corp. (a)	3,563	56,972
	Esterline Technologies Corp. (a)	1,490	53,715
	Moog, Inc., Class A (a)	1,435	50,397
Aerospace & Defense Total			161,084
Airlines — 0.6%
	Republic Airways Holdings, Inc. (a)	1,557	23,277
	Skywest, Inc.	6,490	100,011
Airlines Total			123,288
Building Products — 1.6%
	Ameron International Corp.	313	14,711
	Builders FirstSource, Inc. (a)	12,238	46,505
	Lennox International, Inc.	3,205	95,573
	NCI Building Systems, Inc. (a)	4,290	79,837
	Trex Co., Inc. (a)	3,604	58,781
	Universal Forest Products, Inc.	2,100	49,665
Building Products Total			345,072
Commercial Services & Supplies — 1.5%
	ABM Industries, Inc.	3,670	59,931
	Casella Waste Systems, Inc., Class A (a)	7,130	35,935
	Consolidated Graphics, Inc. (a)	3,350	43,583
	Healthcare Services Group, Inc.	4,553	75,398
	Kimball International, Inc., Class B	3,889	28,973
	United Stationers, Inc. (a)	2,245	83,941
	Commercial Services & Supplies Total		327,761

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.5%
	Dycom Industries, Inc. (a)	6,630	58,874
	EMCOR Group, Inc. (a)	5,440	96,669
	KBR, Inc.	4,830	71,677
	KHD Humboldt Wedag International Ltd. (a)	5,422	92,608
Construction & Engineering Total			319,828
Electrical Equipment — 0.9%
	Belden, Inc.	3,080	64,187
	GrafTech International Ltd. (a)	7,640	61,960
	Woodward Governor Co.	2,265	72,707
Electrical Equipment Total			198,854
Machinery — 1.0%
	EnPro Industries, Inc. (a)	4,615	102,499
	FreightCar America, Inc.	400	10,444
	Harsco Corp.	1,905	45,091
	Kadant, Inc. (a)	2,208	36,300
	LB Foster Co., Class A (a)	266	7,315
Machinery Total			201,649
Professional Services — 1.6%
	CBIZ, Inc. (a)	8,047	65,181
	CDI Corp.	4,712	61,256
	Korn/Ferry International (a)	5,760	80,006
	MPS Group, Inc. (a)	17,635	137,377
Professional Services Total			343,820
Road & Rail — 2.3%
	Genesee & Wyoming, Inc., Class A (a)	2,975	99,216
	Heartland Express, Inc.	5,640	86,518
	Knight Transportation, Inc.	3,325	52,867
	Ryder System, Inc.	1,015	40,214
	Werner Enterprises, Inc.	10,140	198,947
Road & Rail Total			477,762

7

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 1.3%
	Kaman Corp.	4,276	109,166
	Watsco, Inc.	3,875	159,224
Trading Companies & Distributors Total			268,390
INDUSTRIALS TOTAL			2,767,508
INFORMATION TECHNOLOGY — 11.5%
Communications Equipment — 2.5%
	ADC Telecommunications, Inc. (a)	3,543	22,463
	Anaren, Inc. (a)	7,738	96,338
	Bel Fuse, Inc., Class B	1,895	41,121
	Black Box Corp.	3,211	97,646
	Brocade Communications Systems, Inc. (a)	9,745	36,739
	Comtech Telecommunications Corp. (a)	1,655	80,135
	Emulex Corp. (a)	7,660	72,770
	Tellabs, Inc. (a)	18,940	80,306
Communications Equipment Total			527,518
Computers & Peripherals — 0.6%
	Electronics for Imaging, Inc. (a)	5,865	62,169
	QLogic Corp. (a)	5,105	61,362
Computers & Peripherals Total			123,531
Electronic Equipment, Instruments & Components — 2.9%
	Anixter International, Inc. (a)	2,955	99,318
	Benchmark Electronics, Inc. (a)	9,595	115,044
	Brightpoint, Inc. (a)	12,511	72,063
	CPI International, Inc. (a)	6,040	59,554
	GSI Group Inc. (a)	1,544	2,980
	MTS Systems Corp.	3,085	100,201
	NAM TAI Electronics, Inc.	13,460	102,296
	Plexus Corp. (a)	2,855	53,274
Electronic Equipment, Instruments & Components Total			604,730
IT Services — 1.3%
	CACI International, Inc., Class A (a)	2,355	96,979
	CSG Systems International, Inc. (a)	4,258	70,811
	MAXIMUS, Inc.	2,560	81,766
	TeleTech Holdings, Inc. (a)	2,905	26,261
IT Services Total			275,817

8

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.9%
	Actel Corp. (a)	6,778	81,946
	Advanced Energy Industries, Inc. (a)	3,695	39,426
	ATMI, Inc. (a)	3,555	43,229
	Fairchild Semiconductor International, Inc. (a)	6,391	36,301
	Kulicke & Soffa Industries, Inc. (a)	12,961	38,105
	Mattson Technology, Inc. (a)	13,125	34,387
	MKS Instruments, Inc. (a)	3,731	69,210
	Skyworks Solutions, Inc. (a)	4,615	32,905
	Ultra Clean Holdings (a)	1,655	4,998
	Varian Semiconductor Equipment Associates, Inc. (a)	1,390	27,272
	Zoran Corp. (a)	28	228
Semiconductors & Semiconductor Equipment Total			408,007
Software — 2.3%
	Jack Henry & Associates, Inc.	3,495	66,440
	Lawson Software, Inc. (a)	4,942	26,291
	Mentor Graphics Corp. (a)	6,861	50,360
	MSC.Software Corp. (a)	9,710	83,506
	Progress Software Corp. (a)	2,920	66,985
	SPSS, Inc. (a)	1,930	45,085
	Sybase, Inc. (a)	5,205	138,609
Software Total			477,276
INFORMATION TECHNOLOGY TOTAL			2,416,879
MATERIALS — 5.9%
Chemicals — 2.3%
	Ashland, Inc.	2,230	50,376
	Cytec Industries, Inc.	2,370	67,118
	H.B. Fuller Co.	8,475	149,753
	OM Group, Inc. (a)	5,660	120,784
	Sensient Technologies Corp.	4,155	104,831
Chemicals Total			492,862
Construction Materials — 0.4%
	Eagle Materials, Inc.	5,174	91,632
Construction Materials Total			91,632
Containers & Packaging — 1.5%
	AptarGroup, Inc.	1,330	40,326
	Greif, Inc., Class A	1,783	72,354
	Greif, Inc., Class B	3,913	131,438
	Packaging Corp. of America	4,044	68,060
Containers & Packaging Total			312,178

9

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.5%
	Carpenter Technology Corp.	1,610	29,141
	Harry Winston Diamond Corp.	6,613	64,411
	Haynes International, Inc. (a)	2,176	55,074
	RTI International Metals, Inc. (a)	5,045	79,660
	Worthington Industries, Inc.	7,210	87,025
Metals & Mining Total			315,311
Paper & Forest Products — 0.2%
	Mercer International, Inc. (a)	10,915	30,562
Paper & Forest Products Total			30,562
MATERIALS TOTAL			1,242,545
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.2%
	Warwick Valley Telephone Co.	5,600	46,200
Diversified Telecommunication Services Total			46,200
Wireless Telecommunication Services — 0.5%
	Syniverse Holdings, Inc. (a)	5,446	102,385
Wireless Telecommunication Services Total			102,385
TELECOMMUNICATION SERVICES TOTAL			148,585
UTILITIES — 6.2%
Electric Utilities — 3.5%
	ALLETE, Inc.	3,640	127,400
	El Paso Electric Co. (a)	7,520	139,271
	Great Plains Energy, Inc.	4,330	84,175
	Hawaiian Electric Industries, Inc.	3,470	92,371
	Maine & Maritimes Corp. (a)	1,150	37,950
	MGE Energy, Inc.	3,610	128,624
	UIL Holdings Corp.	3,855	127,215
Electric Utilities Total			737,006
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	5,025	126,881
Independent Power Producers & Energy Traders Total			126,881
Multi-Utilities — 2.1%
	Avista Corp.	7,185	142,694
	CH Energy Group, Inc.	4,927	203,140

10

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Multi-Utilities — (continued)
	NorthWestern Corp.	5,190	101,413
Multi-Utilities Total			447,247
UTILITIES TOTAL			1,311,134

	Total Common Stocks (cost of $22,249,013)		20,709,066

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 11/15/26, market value of $362,138 (repurchase proceeds $349,001)	349,000	349,000

	Total Short-Term Obligation (cost of $349,000)		349,000

	Total Investments — 100.0% (cost of $22,598,013)(b)(c)		21,058,066

	Other Assets & Liabilities, Net — 0.0%		5,255

	Net Assets — 100.0%		21,063,321

11

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$20,709,066	$—
	Level 2 – Other Significant Observable Inputs	349,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$21,058,066	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $22,598,013.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$2,939,090	$(4,479,037)	$(1,539,947)

12

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Small/Mid Cap Fund

		Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 13.1%
Distributors — 0.6%
	LKQ Corp. (a)	4,280	48,963
Distributors Total			48,963
Diversified Consumer Services — 2.3%
	Coinstar, Inc. (a)	2,220	53,258
	DeVry, Inc.	1,455	82,484
	ITT Educational Services, Inc. (a)	460	40,319
Diversified Consumer Services Total			176,061
Hotels, Restaurants & Leisure — 1.9%
	Jack in the Box, Inc. (a)	2,090	42,009
	Panera Bread Co., Class A (a)	1,130	50,986
	WMS Industries, Inc. (a)	2,200	55,000
Hotels, Restaurants & Leisure Total			147,995
Household Durables — 0.5%
	Tupperware Brands Corp.	1,640	41,492
Household Durables Total			41,492
Media — 3.0%
	Dreamworks Animation SKG, Inc., Class A (a)	1,390	39,059
	Liberty Media Corp. - Entertainment, Series A (a)	2,160	34,776
	Marvel Entertainment, Inc. (a)	2,600	83,694
	Regal Entertainment Group, Class A	5,390	69,207
Media Total			226,736
Multiline Retail — 0.7%
	Dollar Tree Stores, Inc. (a)	1,340	50,947
Multiline Retail Total			50,947
Specialty Retail — 2.9%
	Advance Auto Parts, Inc.	1,660	51,792
	Dick’s Sporting Goods, Inc. (a)	2,360	36,155
	Ross Stores, Inc.	1,430	46,747
	Tiffany & Co.	1,030	28,274
	Urban Outfitters, Inc. (a)	2,730	59,350
Specialty Retail Total			222,318

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.2%
	Deckers Outdoor Corp. (a)	650	55,159
	True Religion Apparel, Inc. (a)	1,940	32,495
Textiles, Apparel & Luxury Goods Total			87,654
CONSUMER DISCRTIONARY TOTAL			1,002,166
CONSUMER STAPLES — 4.4%
Food & Staples Retailing — 0.7%
	BJ’s Wholesale Club, Inc. (a)	1,500	52,800
Food & Staples Retailing Total			52,800
Food Products — 1.0%
	Flowers Foods, Inc.	1,630	48,330
	Green Mountain Coffee Roasters, Inc. (a)	960	27,830
Food Products Total			76,160
Household Products — 0.6%
	Church & Dwight Co., Inc.	840	49,636
Household Products Total			49,636
Personal Products — 2.1%
	Alberto-Culver Co.	2,430	62,524
	Chattem, Inc. (a)	1,290	97,614
Personal Products Total			160,138
CONSUMER STAPLES TOTAL			338,734
ENERGY — 9.0%
Energy Equipment & Services — 3.5%
	Atwood Oceanics, Inc. (a)	2,680	73,646
	Cameron International Corp. (a)	1,250	30,325
	Core Laboratories N.V.	850	62,645
	FMC Technologies, Inc. (a)	1,090	38,139
	National-Oilwell Varco, Inc. (a)	1,130	33,776
	Superior Energy Services, Inc. (a)	1,530	32,620
Energy Equipment & Services Total			271,151
Oil, Gas & Consumable Fuels — 5.5%
	Alpha Natural Resources, Inc. (a)	1,430	51,151
	Concho Resources, Inc. (a)	2,135	45,369
	Continental Resources, Inc. (a)	1,990	64,456
	Denbury Resources, Inc. (a)	5,410	68,761
	PetroHawk Energy Corp. (a)	3,960	75,042
	Southwestern Energy Co. (a)	2,130	75,871

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Ultra Petroleum Corp. (a)	810	37,705
Oil, Gas & Consumable Fuels Total			418,355
ENERGY TOTAL			689,506
FINANCIALS — 6.5%
Capital Markets — 2.3%
	Janus Capital Group, Inc.	2,320	27,237
	KBW, Inc. (a)	1,320	38,650
	optionsXpress Holdings, Inc.	3,310	58,785
	Waddell & Reed Financial, Inc., Class A	3,340	48,497
Capital Markets Total			173,169
Commercial Banks — 1.1%
	Cascade Bancorp	4,810	45,887
	TCF Financial Corp.	2,325	41,246
Commercial Banks Total			87,133
Real Estate Investment Trusts (REITs) — 3.1%
	Alexandria Real Estate Equities, Inc.	540	37,541
	Home Properties, Inc.	1,670	67,618
	Nationwide Health Properties, Inc.	1,720	51,325
	Plum Creek Timber Co., Inc.	1,040	38,771
	Washington Real Estate Investment Trust	1,440	43,171
Real Estate Investment Trusts (REITs) Total			238,426
FINANCIALS TOTAL			498,728
HEALTH CARE — 22.1%
Biotechnology — 4.5%
	Alexion Pharmaceuticals, Inc. (a)	2,140	87,205
	BioMarin Pharmaceuticals, Inc. (a)	2,000	36,640
	Myriad Genetics, Inc. (a)	610	38,485
	Onyx Pharmaceuticals, Inc. (a)	2,020	54,500
	OSI Pharmaceuticals, Inc. (a)	2,240	85,008
	United Therapeutics Corp. (a)	480	41,870
Biotechnology Total			343,708
Health Care Equipment & Supplies — 6.2%
	Hologic, Inc. (a)	2,810	34,394
	Immucor, Inc. (a)	1,530	40,622
	Intuitive Surgical, Inc. (a)	294	50,800
	Masimo Corp. (a)	2,308	73,833
	Mindray Medical International Ltd., ADR	1,780	38,377
	Natus Medical, Inc. (a)	2,384	36,475

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — (continued)
	NuVasive, Inc. (a)	2,331	109,767
	Thoratec Corp. (a)	2,570	63,273
	Varian Medical Systems, Inc. (a)	620	28,216
Health Care Equipment & Supplies Total			475,757
Health Care Providers & Services — 4.6%
	CardioNet, Inc. (a)	2,046	52,357
	Catalyst Health Solutions, Inc. (a)	1,012	17,072
	Genoptix, Inc. (a)	1,380	46,147
	IPC The Hospitalist Co., Inc. (a)	2,266	46,136
	Laboratory Corp. of America Holdings (a)	750	46,118
	Psychiatric Solutions, Inc. (a)	3,150	104,864
	Quest Diagnostics, Inc.	850	39,780
Health Care Providers & Services Total			352,474
Health Care Technology — 0.3%
	Phase Forward, Inc. (a)	1,817	25,929
Health Care Technology Total			25,929
Life Sciences Tools & Services — 5.1%
	Charles River Laboratories International, Inc. (a)	1,930	69,152
	Covance, Inc. (a)	1,320	66,000
	Icon PLC, ADR (a)	3,952	100,262
	Illumina, Inc. (a)	1,920	59,194
	Pharmaceutical Product Development, Inc.	1,680	52,046
	Thermo Fisher Scientific, Inc. (a)	1,040	42,224
Life Sciences Tools & Services Total			388,878
Pharmaceuticals — 1.4%
	Cypress Bioscience, Inc. (a)	5,500	29,920
	Perrigo Co.	2,330	79,220
Pharmaceuticals Total			109,140
HEALTHCARE TOTAL			1,695,886
INDUSTRIALS — 19.8%
Aerospace & Defense — 2.1%
	Goodrich Corp.	1,110	40,582
	Hexcel Corp. (a)	3,030	39,996
	Precision Castparts Corp.	600	38,886
	Teledyne Technologies, Inc. (a)	900	41,013
Aerospace & Defense Total			160,477

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Air Freight & Logistics — 0.7%
	HUB Group, Inc., Class A (a)	1,826	57,428
Air Freight & Logistics Total			57,428
Commercial Services & Supplies — 5.1%
	Clean Harbors, Inc. (a)	660	43,276
	Geo Group, Inc. (a)	2,390	42,207
	Herman Miller, Inc.	3,100	68,200
	Iron Mountain, Inc. (a)	2,360	57,301
	Ritchie Bros Auctioneers, Inc.	2,190	40,668
	Stericycle, Inc. (a)	1,520	88,814
	Waste Connections, Inc. (a)	1,595	53,991
Commercial Services & Supplies Total			394,457
Construction & Engineering — 0.4%
	Foster Wheeler Ltd. (a)	1,110	30,414
Construction & Engineering Total			30,414
Electrical Equipment — 3.0%
	AMETEK, Inc.	1,870	62,177
	Energy Conversion Devices, Inc. (a)	750	25,605
	First Solar, Inc. (a)	220	31,614
	Roper Industries, Inc.	1,200	54,420
	Woodward Governor Co.	1,830	58,743
Electrical Equipment Total			232,559
Industrial Conglomerates — 0.9%
	McDermott International, Inc. (a)	3,930	67,321
Industrial Conglomerates Total			67,321
Machinery — 3.5%
	Actuant Corp., Class A	1,400	25,102
	Bucyrus International, Inc.	1,960	47,295
	Flowserve Corp.	690	39,275
	Kaydon Corp.	1,140	38,087
	Key Technology, Inc. (a)	2,200	35,618
	Manitowoc Co., Inc.	1,350	13,284
	RBC Bearings, Inc. (a)	1,400	33,222
	Wabtec Corp.	860	34,193
Machinery Total			266,076
Professional Services — 1.5%
	CoStar Group, Inc. (a)	990	35,660
	Dun & Bradstreet Corp.	550	40,529
	FTI Consulting, Inc. (a)	620	36,115
Professional Services Total			112,304

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 2.6%
	Genesee & Wyoming, Inc., Class A (a)	2,050	68,368
	Landstar System, Inc.	1,990	76,794
	Old Dominion Freight Line, Inc. (a)	1,730	52,488
Road & Rail Total			197,650
INDUSTRIALS TOTAL			1,518,686
INFORMATION TECHNOLOGY — 18.1%
Communications Equipment — 2.5%
	F5 Networks, Inc. (a)	1,880	46,662
	Harris Corp.	1,550	55,722
	Neutral Tandem, Inc. (a)	3,273	57,016
	Riverbed Technology, Inc. (a)	2,740	34,332
Communications Equipment Total			193,732
Computers & Peripherals — 0.5%
	Synaptics, Inc. (a)	1,230	37,995
Computers & Peripherals Total			37,995
Electronic Equipment, Instruments & Components — 1.5%
	DTS, Inc. (a)	2,120	43,778
	Itron, Inc. (a)	550	26,664
	Mettler-Toledo International, Inc. (a)	550	42,097
Electronic Equipment, Instruments & Components Total			112,539
Internet Software & Services — 3.1%
	Ariba, Inc. (a)	4,980	53,286
	Equinix, Inc. (a)	1,097	68,475
	Omniture, Inc. (a)	5,084	58,466
	Vocus, Inc. (a)	3,347	56,330
Internet Software & Services Total			236,557
IT Services — 1.5%
	Alliance Data Systems Corp. (a)	1,120	56,179
	Global Payments, Inc.	1,360	55,094
IT Services Total			111,273
Semiconductors & Semiconductor Equipment — 3.6%
	Hittite Microwave Corp. (a)	1,330	43,584
	International Rectifier Corp. (a)	2,520	38,909
	Intersil Corp., Class A	2,340	32,035
	Microsemi Corp. (a)	1,880	40,871
	Monolithic Power Systems, Inc. (a)	3,080	52,329
	Silicon Laboratories, Inc. (a)	1,190	30,892
	Tessera Technologies, Inc. (a)	2,251	38,897
	Semiconductors & Semiconductor Equipment Total		277,517

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 5.4%
	Activision Blizzard, Inc. (a)	5,910	73,638
	Ansys, Inc. (a)	1,700	48,671
	Blackboard, Inc. (a)	1,934	47,344
	Concur Technologies, Inc. (a)	1,460	36,836
	FactSet Research Systems, Inc.	830	32,196
	McAfee, Inc. (a)	1,460	47,523
	Nuance Communications, Inc. (a)	3,970	36,325
	Solera Holdings, Inc. (a)	1,420	35,344
	Taleo Corp., Class A (a)	496	6,845
	UBISOFT Entertainment (a)	990	52,320
Software Total			417,042
INFORMATION TECHNOLOGY TOTAL			1,386,655
MATERIALS — 3.4%
Chemicals — 2.6%
	Agrium, Inc.	1,050	39,879
	CF Industries Holdings, Inc.	700	44,933
	Intrepid Potash, Inc. (a)	942	20,479
	Potash Corp. of Saskatchewan, Inc.	1,065	90,802
Chemicals Total			196,093
Containers & Packaging — 0.6%
	Silgan Holdings, Inc.	1,070	49,798
Containers & Packaging Total			49,798
Metals & Mining — 0.2%
	Freeport-McMoRan Copper & Gold, Inc.	607	17,664
Metals & Mining Total			17,664
MATERIALS TOTAL			263,555

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — 1.5%
Wireless Telecommunication Services — 1.5%
	American Tower Corp., Class A (a)	1,949	62,972
	SBA Communications Corp., Class A (a)	2,300	48,277
Wireless Telecommunication Services Total			111,249
TELECOMMUNICATION SERVICES TOTAL			111,249
UTILITIES — 0.6%
Electric Utilities — 0.6%
	ITC Holdings Corp.	1,021	41,432
Electric Utilities Total			41,432
UTILITIES TOTAL			41,432

	Total Common Stocks (cost of $8,692,937)		7,546,597

		Par ($)
Short-Term Obligation — 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value $290,075 (repurchase proceeds $281,001)	281,000	281,000

	Total Short-Term Obligation (cost of $281,000)		281,000

	Total Investments — 102.2% (cost of $8,973,937)(b)(c)		7,827,597

	Other Assets & Liabilities, Net — (2.2)%		(164,856)

	Net Assets — 100.0%		7,662,741

8

Notes to Schedule of Investments:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$7,494,277	$—
	Level 2 – Other Significant Observable Inputs	333,320	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$7,827,597	$—

9

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $8,973,937.
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$601,171	$(1,747,511)	$(1,146,340)

Acronym	Name
ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG International Stock Fund

		Shares	Value ($)*
Common Stocks — 95.7%
CONSUMER DISCRETIONARY — 9.5%
Auto Components — 0.3%
	Denso Corp.	10,100	199,453
			199,453
Automobiles — 1.8%
	Dongfeng Motor Group Co., Ltd., Class H	1,788,000	495,152
	Honda Motor Co., Ltd.	11,900	295,545
	Toyota Motor Corp.	8,700	342,969
			1,133,666
Distributors — 0.3%
	Inchcape PLC	157,690	201,534
			201,534
Diversified Consumer Services — 1.1%
	Benesse Corp.	16,200	681,845
			681,845
Hotels, Restaurants & Leisure — 0.8%
	Paddy Power PLC	30,497	520,020
			520,020
Household Durables — 1.7%
	JM AB	48,212	261,361
	Panasonic Corp.	52,000	808,571
			1,069,932
Leisure Equipment & Products — 0.3%
	Nikon Corp.	12,000	167,618
			167,618
Media — 1.4%
	Vivendi	33,682	880,984
			880,984
Specialty Retail — 1.1%
	Fast Retailing Co., Ltd.	3,500	368,792
	Game Group Plc	144,090	301,505
			670,297
Textiles, Apparel & Luxury Goods — 0.7%
	Polo Ralph Lauren Corp.	9,004	424,719
			424,719
			5,950,068
CONSUMER STAPLES — 9.5%
Beverages — 1.4%
	Fomento Economico Mexicano SAB de CV, ADR	18,837	476,388
	Heineken NV	10,997	371,088
			847,476

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.6%
	Koninklijke Ahold NV	60,560	649,615
	Seven & I Holdings Co., Ltd.	34,700	971,855
			1,621,470
Food Products — 3.1%
	China Milk Products Group Ltd.	846,000	182,320
	Nestle SA, Registered Shares	22,997	896,410
	Toyo Suisan Kaisha Ltd.	20,000	513,292
	Unilever PLC	15,283	344,561
			1,936,583
Household Products — 0.7%
	Unicharm Corp.	6,600	470,974
			470,974
Tobacco — 1.7%
	British American Tobacco PLC	17,392	477,630
	Japan Tobacco, Inc.	171	607,192
			1,084,822
			5,961,325
ENERGY — 8.4%
Energy Equipment & Services — 0.6%
	Noble Corp.	12,157	391,577
			391,577
Oil, Gas & Consumable Fuels — 7.8%
	BG Group PLC	41,123	604,966
	BP PLC, ADR	24,377	1,211,537
	Centennial Coal Co., Ltd.	118,802	278,543
	CNOOC Ltd.	198,000	162,164
	PetroChina Co., Ltd., Class H	666,000	519,032
	Royal Dutch Shell PLC, Class B	25,305	676,353
	StatoilHydro ASA	30,750	615,023
	Total SA	9,081	498,772
	Yanzhou Coal Mining Co., Ltd., Class H	422,000	265,030
			4,831,420
			5,222,997

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — 23.3%
Capital Markets — 1.4%
	Credit Suisse Group AG, Registered Shares	10,792	411,893
	Deutsche Bank AG, Registered Shares	12,616	479,250
			891,143
Commercial Banks — 12.8%
	Australia & New Zealand Banking Group Ltd.	27,483	319,250
	Banco Bilbao Vizcaya Argentaria SA	80,375	933,182
	Banco Santander SA	103,019	1,114,306
	Barclays PLC	157,315	463,300
	BNP Paribas	11,428	829,577
	DBS Group Holdings Ltd.	85,000	650,724
	HSBC Holdings PLC	75,316	909,101
	Industrial & Commercial Bank of China, Class H	539,000	250,769
	Lloyds TSB Group PLC	146,341	475,195
	Mizuho Financial Group, Inc.	194	464,632
	Royal Bank of Scotland Group PLC	133,324	147,044
	Standard Chartered PLC	9,557	158,670
	Sumitomo Trust & Banking Co., Ltd.	55,000	255,779
	Swedbank AB, Class A	29,222	243,356
	Uniao de Bancos Brasileiros SA, GDR	3,337	210,498
	United Overseas Bank Ltd.	24,000	213,749
	Yamaguchi Financial Group, Inc.	36,000	341,349
			7,980,481
Consumer Finance — 0.6%
	ORIX Corp.	3,210	340,686
			340,686
Diversified Financial Services — 1.1%
	ING Groep NV	73,401	678,651
			678,651
Insurance — 5.2%
	Aviva PLC	55,322	331,738
	Axis Capital Holdings Ltd.	16,469	469,037
	Baloise Holding AG, Registered Shares	12,450	669,299

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Brit Insurance Holdings PLC	228,706	668,289
	Swiss Reinsurance, Registered Shares	17,281	719,969
	Zurich Financial Services AG, Registered Shares	2,011	406,774
			3,265,106
Real Estate Management & Development — 2.2%
	Emaar Properties PJSC	236,033	343,134
	Hongkong Land Holdings Ltd.	214,000	573,988
	Swire Pacific Ltd., Class A	69,500	484,950
			1,402,072
			14,558,139
HEALTH CARE — 10.2%
Biotechnology — 0.5%
	Amgen, Inc. (a)	5,314	318,256
			318,256
Health Care Equipment & Supplies — 0.5%
	Terumo Corp.	7,700	324,589
			324,589
Pharmaceuticals — 9.2%
	Astellas Pharma, Inc.	16,100	658,197
	AstraZeneca PLC, ADR	16,403	696,472
	Biovail Corp.	60,862	523,413
	Daiichi Sankyo Co., Ltd.	21,100	431,793
	Novartis AG, Registered Shares	8,989	454,741
	Roche Holding AG, Genusschein Shares	9,035	1,382,949
	Sanofi-Aventis SA	4,394	276,569
	Takeda Pharmaceutical Co., Ltd.	16,400	826,521
	Teva Pharmaceutical Industries Ltd., ADR	11,114	476,568
			5,727,223
			6,370,068
INDUSTRIALS — 9.3%
Aerospace & Defense — 0.7%
	BAE Systems PLC	27,766	155,989
	MTU Aero Engines Holding AG	13,918	273,013
			429,002
Construction & Engineering — 0.4%
	Outotec Oyj	19,538	262,990
			262,990

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.9%
	ABB Ltd., Registered Shares (a)	55,174	729,527
	Gamesa Corp. Tecnologica SA	18,114	297,205
	Harbin Power Equipment Co., Ltd., Class H	352,000	188,926
	Mitsubishi Electric Corp.	74,000	456,072
	Vestas Wind Systems A/S (a)	3,685	151,680
			1,823,410
Industrial Conglomerates — 1.6%
	Keppel Corp. Ltd.	133,000	409,692
	Siemens AG, Registered Shares	9,600	574,361
			984,053
Machinery — 2.0%
	Georg Fischer AG, Registered Shares (a)	1,267	285,243
	Glory Ltd.	37,200	535,714
	SKF AB, Class B	47,895	439,091
			1,260,048
Marine — 0.3%
	U-Ming Marine Transport Corp.	167,000	196,255
			196,255
Road & Rail — 0.3%
	Central Japan Railway Co.	25	204,538
			204,538
Trading Companies & Distributors — 1.1%
	ITOCHU Corp.	81,000	437,381
	Mitsubishi Corp.	14,500	240,671
			678,052
			5,838,348
INFORMATION TECHNOLOGY — 4.0%
Communications Equipment — 1.1%
	Nokia Oyj	45,142	688,553
			688,553
Electronic Equipment, Instruments & Components — 0.7%
	FUJIFILM Holdings Corp.	19,800	438,517
			438,517
Office Electronics — 1.3%
	Canon, Inc.	22,900	788,024
			788,024

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 0.9%
	Nintendo Co., Ltd.	1,900	599,254
			599,254
			2,514,348
MATERIALS — 8.3%
Chemicals — 3.2%
	BASF SE	23,642	794,462
	Linde AG	8,660	717,025
	Nifco Inc/Japan	16,900	245,256
	Potash Corp. of Saskatchewan	2,700	229,835
			1,986,578
Construction Materials — 0.7%
	Ciments Francais SA	6,414	465,573
			465,573
Metals & Mining — 4.4%
	Anglo American PLC	14,980	369,947
	BHP Biliton PLC	48,469	822,566
	Freeport-McMoRan Copper & Gold, Inc.	3,840	111,744
	Norsk Hydro ASA	47,600	200,121
	Rio Tinto PLC	7,350	342,770
	Salzgitter AG	5,646	373,117
	Yamato Kogyo Co., Ltd.	22,300	523,355
			2,743,620
			5,195,771
TELECOMMUNICATION SERVICES — 6.6%
Diversified Telecommunication Services — 5.4%
	Bezeq Israeli Telecommunication Corp., Ltd.	433,364	643,081
	France Telecom SA	23,448	591,701
	Nippon Telegraph & Telephone Corp.	198	812,643
	PT Telekomunikasi Indonesia, ADR	11,077	221,983
	Telefonica O2 Czech Republic AS	32,868	702,810
	Telekomunikacja Polska SA	52,933	399,110
			3,371,328

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.2%
	Mobile TeleSystems OJSC, ADR (a)	8,002	313,278
	Vodafone Group PLC	214,866	413,868
			727,146
			4,098,474
UTILITIES — 6.6%
Electric Utilities — 3.6%
	E.ON AG	32,504	1,240,570
	Enel SpA	62,252	417,873
	Iberdrola SA	77,276	559,114
			2,217,557
Gas Utilities — 0.6%
	Gas Natural SDG SA	12,982	404,874
			404,874
Multi-Utilities — 2.4%
	Centrica PLC	143,402	704,938
	United Utilities Group PLC	69,271	781,692
			1,486,630
			4,109,061

	Total Common Stocks (cost of $83,919,722)		59,818,599

Investment Companies — 5.1%
	iShares MSCI Brazil Index Fund	4,624	175,527
	iShares MSCI EAFE Index Fund	67,685	3,020,105

	Total Investment Companies (cost of $3,828,219)		3,195,632

Preferred Stocks — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	18,300	278,744
			278,744
			278,744

	Total Preferred Stocks (cost of $439,049)		278,744

7

		Units	Value ($)
Rights — 0.0%
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Fortis
	Expires 07/04/14(a)	23,749	—
Diversified Financial Services Total			—
FINANCIALS TOTAL			—

	Total Rights (cost of $—)		—

		Shares
Purchased Put Options — 0.0%
CBOE SPX Volatility Index November Put
	Strike Price: $25.00
	Expire: 11/19/08	303	606
	Strike Price: $30.00
	Expire: 11/19/08	47	470
	Strike Price: $50.00
	Expire: 11/19/08	9	3,420
			4,496

	Total Purchased Put Options (cost of $121,150)		4,496

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by U.S. Treasury Obligation maturing 05/15/18, market value $1,040,025 (repurchase proceeds $1,018,004)	1,018,000	1,018,000

	Total Short-Term Obligation (cost of $1,018,000)		1,018,000

	Total Investments — 102.9% (cost of $89,326,140)(b)(c)		64,315,471

	Other Assets & Liabilities, Net — (2.9)%		(1,821,367)

	Net Assets — 100.0%		62,494,104

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$10,128,164	$(823,661)
	Level 2 – Other Significant Observable Inputs	54,187,307	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$64,315,471	$(823,661)

9

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for the purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $89,326,140
(c)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$2,442,400	$(27,453,069)	$(25,010,669)

For the three month period ended October 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at July 31, 2008	70	$4,578
Options written	569	21,883
Options terminated in closing purchase transactions	(61)	(3,615)
Options exercised	—	—
Options expired	(578)	(22,846)
Options outstanding at October 31, 2008	—	$—

Forward foreign currency exchange contracts outstanding on October 31, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$3,254,497	$3,861,812	12/17/08	$(607,315)
AUD	150,910	181,488	12/17/08	(30,578)
CAD	121,117	130,649	12/17/08	(9,532)
CHF	252,821	261,841	12/17/08	(9,020)
CHF	248,506	254,935	12/17/08	(6,429)
CHF	613,499	629,649	12/17/08	(16,150)
CZK	69,822	79,244	12/17/08	(9,422)
CZK	205,698	211,367	12/17/08	(5,669)
DKK	285,798	311,152	12/17/08	(25,354)
DKK	13,146	14,832	12/17/08	(1,686)
EUR	6,428,016	6,984,150	12/17/08	(556,134)
GBP	3,603,973	3,908,096	12/17/08	(304,123)
GBP	166,955	188,656	12/17/08	(21,701)
JPY	855,698	794,032	12/17/08	61,666
JPY	39,613	37,434	12/17/08	2,179
JPY	390,066	386,189	12/17/08	3,877
JPY	103,502	105,124	12/17/08	(1,622)
KRW	114,778	109,266	12/17/08	5,512
PLN	120,337	132,540	12/17/08	(12,203)
PLN	250,761	230,387	12/17/08	20,374
RUB	121,477	130,609	12/17/08	(9,132)
SEK	268,661	315,748	12/17/08	(47,087)
SEK	202,365	223,422	12/17/08	(21,057)
SEK	450,429	497,299	12/17/08	(46,870)
SGD	193,112	195,730	12/17/08	(2,618)
SGD	177,582	175,112	12/17/08	2,470
SGD	105,334	104,994	12/17/08	340
TWD	118,771	116,767	12/17/08	2,004
				$(1,645,280)

10

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$259,459	$260,327	12/17/08	$868
AUD	185,328	184,139	12/17/08	(1,189)
AUD	414,341	414,975	12/17/08	634
BRL	200,594	227,378	12/17/08	26,784
CAD	837,862	947,423	12/17/08	109,561
CAD	38,989	44,256	12/17/08	5,267
CHF	2,299,545	2,337,565	12/17/08	38,020
CHF	106,133	112,226	12/17/08	6,093
CZK	800,188	854,504	12/17/08	54,316
CZK	37,033	41,400	12/17/08	4,367
EUR	375,498	422,440	12/17/08	46,942
EUR	605,888	651,406	12/17/08	45,518
EUR	672,077	682,334	12/17/08	10,257
EUR	238,028	252,024	12/17/08	13,996
EUR	697,535	700,755	12/17/08	3,220
GBP	398,122	436,182	12/17/08	38,060
GBP	181,402	195,388	12/17/08	13,986
GBP	410,965	441,211	12/17/08	30,246
GBP	513,707	520,480	12/17/08	6,773
ILS	840,945	857,252	12/17/08	16,307
ILS	38,958	40,903	12/17/08	1,945
ILS	271,628	289,934	12/17/08	18,306
JPY	654,003	650,015	12/17/08	(3,988)
JPY	408,220	412,995	12/17/08	4,775
KRW	200,637	230,090	12/17/08	29,453
KRW	9,289	10,502	12/17/08	1,213
NOK	268,766	308,424	12/17/08	39,658
NOK	12,432	14,414	12/17/08	1,982
PLN	758,049	845,931	12/17/08	87,882
PLN	34,948	41,471	12/17/08	6,523
RUB	430,449	465,981	12/17/08	35,532
RUB	19,918	21,981	12/17/08	2,063
SEK	687,294	774,722	12/17/08	87,428
SEK	31,796	36,835	12/17/08	5,039
SGD	833,217	856,825	12/17/08	23,608
SGD	38,487	40,056	12/17/08	1,569
TWD	383,234	391,476	12/17/08	8,242
TWD	17,755	18,118	12/17/08	363
				$821,619

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won

11

NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 43.5%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/20	199,337	184,213
	5.000% 11/01/21	1,294	1,267
	5.000% 12/01/36	1,184,091	1,121,359
Federal National Mortgage Association
	4.856% 04/01/38(a)	569,316	562,662
	4.899% 04/01/38(a)	561,453	554,822
	5.000% 09/01/37	3,988,232	3,780,055
	5.000% 03/01/38	1,342,411	1,272,130
	5.000% 04/01/38	2,784,929	2,639,404
	5.000% 05/01/38	1,125,913	1,066,967
	5.000% 06/01/38	4,874,488	4,619,288
	5.500% 04/01/36	138,848	135,738
	5.500% 06/01/38	9,873,042	9,650,385
	6.000% 05/01/38	4,581,556	4,581,317
	6.000% 06/01/38	1,003,761	1,003,708
	7.000% 07/01/32	10,854	11,236
Government National Mortgage Association
	7.000% 01/15/32	5,928	6,060
	7.000% 03/15/32	16,192	16,553
	7.000% 06/15/32	3,390	3,465

	Total Mortgage-Backed Securities (cost of $31,796,998)		31,210,629

Corporate Fixed-Income Bonds & Notes — 23.5%
BASIC MATERIALS — 0.8%
Chemicals — 0.4%
Dow Chemical Co.
	5.700% 05/15/18	375,000	310,995
Chemicals Total			310,995
Iron/Steel — 0.4%
Nucor Corp.
	5.000% 06/01/13	160,000	151,901
	5.850% 06/01/18	105,000	91,426
Iron/Steel Total			243,327
BASIC MATERIALS TOTAL			554,322

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — 3.3%
Media — 1.7%
Comcast Corp.
	5.700% 05/15/18	40,000	33,051
	7.050% 03/15/33	350,000	290,178
News America, Inc.
	6.550% 03/15/33	275,000	193,196
Time Warner Cable, Inc.
	6.200% 07/01/13	500,000	456,141
Time Warner, Inc.
	6.875% 05/01/12	165,000	148,256
Viacom, Inc.
	6.125% 10/05/17	100,000	77,556
Media Total			1,198,378
Telecommunication Services — 1.6%
AT&T, Inc.
	5.100% 09/15/14	325,000	283,853
British Telecommunications PLC
	5.150% 01/15/13	280,000	257,149
Deutsche Telekom International Finance BV
	8.500% 06/15/10	205,000	201,911
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	250,000	232,539
Telefonica Emisones SAU
	5.984% 06/20/11	225,000	214,841
Telecommunication Services Total			1,190,293
COMMUNICATIONS TOTAL			2,388,671
CONSUMER CYCLICAL — 1.0%
Retail — 1.0%
Best Buy Co., Inc.
	6.750% 07/15/13(b)	240,000	225,988
CVS Caremark Corp.
	5.750% 06/01/17	250,000	201,763
CVS Pass-Through Trust
	6.036% 12/10/28(b)	402,285	318,259
Retail Total			746,010
CONSUMER CYCLICAL TOTAL			746,010

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — 1.9%
Beverages — 0.3%
Anheuser-Busch Companies, Inc.
	5.950% 01/15/33	12,000	7,940
Coca-Cola Co.
	5.750% 03/15/11	4,000	4,104
Diageo Capital PLC
	4.375% 05/03/10	75,000	74,228
PepsiCo, Inc.
	7.900% 11/01/18	130,000	137,152
Beverages Total			223,424
Food — 1.0%
ConAgra Foods, Inc.
	6.750% 09/15/11	150,000	146,530
	7.875% 09/15/10	185,000	184,100
Kraft Foods, Inc.
	6.500% 08/11/17	240,000	210,979
Kroger Co.
	6.200% 06/15/12	185,000	180,772
Food Total			722,381
Healthcare Products — 0.0%
Johnson & Johnson
	6.625% 09/01/09	7,000	7,194
Healthcare Products Total			7,194
Household Products/Wares — 0.3%
Fortune Brands, Inc.
	5.375% 01/15/16	225,000	173,320
Kimberly-Clark Corp.
	5.625% 02/15/12	7,000	6,993
Household Products/Wares Total			180,313

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — 0.3%
Wyeth
	5.500% 02/01/14	250,000	234,275
Pharmaceuticals Total			234,275
CONSUMER NON-CYCLICAL TOTAL			1,367,587
ENERGY — 2.2%
Oil & Gas — 0.8%
Nexen, Inc.
	5.875% 03/10/35	250,000	164,428
Talisman Energy, Inc.
	6.250% 02/01/38	290,000	186,398
Valero Energy Corp.
	6.875% 04/15/12	200,000	192,594
Oil & Gas Total			543,420
Oil & Gas Services — 0.8%
Halliburton Co.
	5.900% 09/15/18	305,000	279,729
Weatherford International Ltd.
	5.150% 03/15/13	255,000	221,272
	7.000% 03/15/38	65,000	47,728
Oil & Gas Services Total			548,729
Pipelines — 0.6%
Energy Transfer Partners LP
	6.000% 07/01/13	215,000	190,722
	6.625% 10/15/36	200,000	136,091
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	190,000	131,891
Pipelines Total			458,704
ENERGY TOTAL			1,550,853
FINANCIALS — 10.1%
Banks — 5.5%
ANZ National International Ltd.
	6.200% 07/19/13(b)	150,000	135,380
Bank of New York Mellon Corp.
	5.125% 08/27/13	355,000	338,343
Barclays Bank PLC
	7.400% 12/15/09	3,000	2,862
Citigroup, Inc.
	5.000% 09/15/14	460,000	363,613
	6.125% 05/15/18	150,000	128,503
	6.500% 08/19/13	250,000	236,990

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Deutsche Bank AG London
	4.875% 05/20/13	450,000	419,346
Goldman Sachs Group, Inc.
	6.125% 02/15/33	75,000	55,538
	6.250% 09/01/17	140,000	117,000
JPMorgan Chase & Co.
	6.000% 01/15/18	380,000	340,891
Morgan Stanley
	5.750% 10/18/16	350,000	272,992
	6.625% 04/01/18	215,000	178,875
National Australia Bank Ltd.
	5.350% 06/12/13(b)	250,000	231,503
Northern Trust Co.
	6.500% 08/15/18	130,000	124,109
Northern Trust Corp.
	5.500% 08/15/13	205,000	202,737
SunTrust Banks, Inc.
	6.375% 04/01/11	3,000	2,945
SunTrust Preferred Capital I
	5.853% 12/15/11(a)	240,000	132,300
USB Capital IX
	6.189% 04/15/49(a)	375,000	195,000
Wachovia Capital Trust III
	5.800% 03/15/42(a)	385,000	205,975
Wachovia Corp.
	5.500% 05/01/13	230,000	215,935
Banks Total			3,900,837
Diversified Financial Services — 2.6%
American Express Centurion Bank
	5.200% 11/26/10	250,000	226,936
Associates Corp. of North America
	6.950% 11/01/18	11,000	9,463
Capital One Financial Corp.
	5.500% 06/01/15	400,000	333,257
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	500,000	485,186
Goldman Sachs Capital II
	5.793% 12/29/49(a)	170,000	78,068

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
International Lease Finance Corp.
	4.875% 09/01/10	170,000	119,044
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(c)(d)(e)	110,000	14,300
	5.750% 07/18/11(c)(d)(e)	325,000	42,250
	6.875% 05/02/18(c)(d)(e)	30,000	3,900
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	475,000	432,372
	7.750% 05/14/38	170,000	139,774
Diversified Financial Services Total			1,884,550
Insurance — 1.4%
John Hancock Financial Services, Inc.
	5.625% 12/01/08	15,000	14,980
Metlife, Inc.
	5.375% 12/15/12	20,000	18,081
Metropolitan Life Global Funding I
	5.125% 04/10/13(b)	360,000	321,809
New York Life Global Funding
	4.650% 05/09/13(b)	345,000	323,370
Principal Life Income Funding Trusts
	5.300% 04/24/13	135,000	123,856
UnitedHealth Group, Inc.
	5.250% 03/15/11	250,000	241,400
Insurance Total			1,043,496
Real Estate Investment Trusts (REITs) — 0.6%
Health Care Property Investors, Inc.
	6.450% 06/25/12	150,000	136,716
Simon Property Group LP
	5.750% 12/01/15	400,000	297,081
Real Estate Investment Trusts (REITs) Total			433,797
FINANCIAL TOTAL			7,262,680
INDUSTRIALS — 0.8%
Aerospace & Defense — 0.0%
Boeing Co.
	5.125% 02/15/13	1,000	949
Aerospace & Defense Total			949

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery — 0.2%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	140,000	115,205
	6.200% 09/30/13	15,000	14,466
Machinery Total			129,671
Transportation — 0.6%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	200,000	157,139
Union Pacific Corp.
	3.875% 02/15/09	310,000	307,330
Transportation Total			464,469
INDUSTRIALS TOTAL			595,089
TECHNOLOGY — 0.6%
Software — 0.6%
Oracle Corp.
	4.950% 04/15/13	460,000	430,985
Software Total			430,985
TECHNOLOGY TOTAL			430,985
UTILITIES — 2.8%
Electric — 2.2%
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	170,528
	6.150% 09/15/17	360,000	306,367
Indiana Michigan Power Co.
	5.650% 12/01/15	205,000	165,609
Oncor Electric Delivery Co.
	5.950% 09/01/13(b)	140,000	128,327
Pacific Gas & Electric Co.
	5.800% 03/01/37	340,000	253,392
Progress Energy, Inc.
	7.750% 03/01/31	200,000	167,645
Public Service Electric & Gas Co.
	4.000% 11/01/08	5,000	5,000
Southern California Edison Co.
	5.000% 01/15/14	350,000	334,275
Electric Total			1,531,143

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	175,000	139,246
Sempra Energy
	4.750% 05/15/09	300,000	295,796
Gas Total			435,042
UTILITIES TOTAL			1,966,185

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,771,960)		16,862,382

Government & Agency Obligations — 6.6%
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
European Investment Bank
	4.250% 07/15/13	180,000	184,472
	5.125% 05/30/17	295,000	307,916
Kreditanstalt fuer Wiederaufbau
	4.500% 07/16/18	425,000	421,581
Province of Quebec
	4.625% 05/14/18	435,000	422,335
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			1,336,304
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Mortgage Corp.
	4.500% 06/12/13	475,000	475,694
U.S. GOVERNMENT AGENCIES TOTAL			475,694
U.S. GOVERNMENT OBLIGATIONS — 4.0%
U.S. Treasury Inflation Index Notes
	1.375% 07/15/18(f)	1,153,285	986,239
U.S. Treasury Notes
	3.125% 09/30/13(f)	605,000	614,831
	4.000% 08/15/18(f)	925,000	926,228
U.S. Treasury Strips
	3.190% 05/15/38	1,250,000	365,625
U.S. GOVERNMENT OBLIGATIONS TOTAL			2,892,923

	Total Government & Agency Obligations (cost of $4,773,124)		4,704,921

Commercial Mortgage-Backed Securities — 9.4%
Bear Stearns Commercial Mortgage Securities
	4.680% 08/13/39(a)	30,000	25,760
	4.740% 03/13/40	895,000	781,532
	4.750% 02/13/46(a)	585,000	475,521
	4.933% 02/13/42(a)	335,000	271,074

8

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Chase Commercial Mortgage Securities Corp.
	6.484% 02/12/16(a)(b)	400,000	387,566
Commercial Mortgage Pass Through Certificates
	5.306% 12/10/46	460,000	345,520
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	495,000	364,543
	5.447% 06/12/47	539,000	411,318
	5.814% 06/12/43(a)	560,000	440,425
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	450,000	398,642
	5.103% 11/15/30	600,000	564,300
	6.462% 03/15/31	405,000	387,829
Morgan Stanley Capital I
	4.989% 08/13/42	220,000	176,425
	5.168% 01/14/42	305,000	251,975
	5.208% 11/14/42(a)	205,000	167,462
	5.283% 11/12/41	460,000	424,397
	5.328% 11/12/41	350,000	265,168
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	390,000	341,420
	5.980% 01/15/39	295,000	275,117

	Total Commercial Mortgage-Backed Securities (cost of $7,771,424)		6,755,994

Asset-Backed Securities — 9.6%
ABFS Mortgage Loan Trust
	4.428% 12/15/33	13,148	12,198
AmeriCredit Automobile Receivables Trust
	4.870% 12/06/10	49,261	48,496
Capital One Multi-Asset Execution Trust
	4.050% 03/15/13	250,000	238,235
	4.850% 11/15/13	285,000	263,750
	4.850% 02/18/14	525,000	480,381
Capital One Prime Auto Receivables Trust
	4.890% 01/17/12	350,000	344,527
Carmax Auto Owner Trust
	5.270% 11/15/12	500,000	464,772
Chase Issuance Trust
	4.260% 05/15/13	640,000	580,590
Citibank Credit Card Issuance Trust
	5.350% 02/07/20	450,000	320,612

9

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.500% 06/22/12	455,000	441,369
Discover Card Master Trust
	5.100% 10/15/13	595,000	547,226
Ford Credit Auto Owner Trust
	4.950% 03/15/13	495,000	440,843
	5.160% 04/15/13	560,000	493,283
Franklin Auto Trust
	5.360% 05/20/16	300,000	284,787
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	450,000	413,106
Honda Auto Receivables Owner Trust
	4.470% 01/18/12	410,000	392,200
USAA Auto Owner Trust
	4.280% 10/15/12	670,000	645,191
	4.900% 02/15/12	470,000	462,802
Wilshire Mortgage Loan Trust
	7.255% 05/25/28(a)	2,648	2,641

	Total Asset-Backed Securities (cost of $7,486,437)		6,877,009

Collateralized Mortgage Obligations — 6.2%
AGENCY — 3.0%
Federal Home Loan Mortgage Corp.
	3.750% 12/15/11	45,221	45,038
	4.000% 09/15/15	494,315	494,701
	4.500% 10/15/18	194,872	195,574
	6.500% 10/15/23	84,876	87,984
Government National Mortgage Association
	4.430% 04/16/34	90,000	88,407
	4.500% 04/16/28	1,000,000	1,003,844
	4.807% 08/16/32	90,000	88,714
	4.954% 05/16/31	100,000	93,927
AGENCY TOTAL			2,098,189
NON - AGENCY — 3.2%
Chase Mortgage Finance Corp.
	5.997% 03/25/37(a)	1,292,800	1,095,508
Countrywide Home Loan Mortgage Pass Through Trust
	4.595% 12/19/33(a)	199,238	180,525

10

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Structured Asset Securities Corp.
	5.500% 07/25/33	311,661	294,433
Washington Mutual Alternative Mortgage Pass-Through Certificates
	5.500% 10/25/35	824,626	732,681
NON-AGENCY TOTAL			2,303,147
	Total Collateralized Mortgage Obligations (cost of $4,751,931)		4,401,336

		Shares
Securities Lending Collateral — 2.0%
	State Street Navigator Securities Lending Prime Portfolio (g) (7 day yield of 2.787%)	1,419,033	1,419,033

	Total Securities Lending Collateral (Cost of $1,419,033)		1,419,033

		Par($)
Short-Term Obligation — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due on 11/03/08, at 0.070%, collateralized by a U.S. Government Agency Obligation maturing 10/15/10, market value of $1,045,096 (repurchase proceeds $1,024,006)	1,024,000	1,024,000

	Total Short-Term Obligation (cost of $1,024,000)		1,024,000

	Total Investments — 102.2% (cost of $78,794,907)(h)(i)		73,255,304

	Obligation to Return Collateral for Securities Loaned — (2.0)%		(1,419,033)

	Other Assets & Liabilities, Net — (0.2)%		(131,038)

	Net Assets — 100.0%		71,705,233

11

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$3,946,331	$—
	Level 2 – Other Significant Observable Inputs	69,308,973	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$73,255,304	$—

12

The following table reconciles asset balances for the three month period ending October 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of August 1, 2008	$665,967	$—
	Amortization of premiums	5	—
	Realized gain/ (loss)	—	—
	Change in unrealized depreciation	(20,781)	—
	Net purchases/sales	—	—
	Transfers out of Level 3	(645,191)	—
	Balance as of October 31, 2008	$—	$—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2008.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities, which are not illiquid, amounted to $2,072,202, which represents 2.9% of net assets.

(c)

The issuer has filed for bankruptcy protection under Chapter 11.  Income is not being accrued.  At October 31, 2008, the values of these securities amounted to $60,450 which represents 0.1% of net assets.

(d)	Defaulted security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)	All or a portion of this security was on loan at October 31, 2008. The total market value of securities on loan at October 31, 2008, is $1,384,600.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	Cost for federal income tax purposes is $78,836,032.
(i)	Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$38,849	$(5,619,577)	$(5,580,728)

13

INVESTMENT PORTFOLIO

October 31, 2008 (Unaudited)	CMG High Yield Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes — 95.0%
BASIC MATERIALS — 10.4%
Chemicals — 3.6%
Agricultural Chemicals — 1.2%
Mosaic Co.
	7.625% 12/01/16(b)	315,000		275,080
Terra Capital, Inc.
	7.000% 02/01/17	175,000		148,750
				423,830
Chemicals-Diversified — 1.8%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	165,000	149,314
	7.875% 11/15/14	260,000		231,400
NOVA Chemicals Corp.
	6.500% 01/15/12	275,000		217,250
				597,964
Chemicals-Specialty — 0.6%
Chemtura Corp.
	6.875% 06/01/16	345,000		215,625
				215,625
Chemicals Total				1,237,419
Forest Products & Paper — 1.7%
Paper & Related Products — 1.7%
Cascades, Inc.
	7.250% 02/15/13	250,000		138,750
Domtar Corp.
	7.125% 08/15/15	305,000		227,225
Georgia-Pacific Corp.
	8.000% 01/15/24	300,000		190,500
NewPage Corp.
	10.000% 05/01/12	70,000		47,600
				604,075
Forest Products & Paper Total				604,075
Iron/Steel — 2.4%
Steel-Producers — 2.4%
Russel Metals, Inc.
	6.375% 03/01/14	300,000		240,000
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	500,000		331,250

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
Steel-Producers — (continued)
United States Steel Corp.
	7.000% 02/01/18	370,000	254,758
			826,008
Iron/Steel Total			826,008
Metals & Mining — 2.7%
Diversified Minerals — 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(b)	365,000	250,025
			250,025
Metal-Diversified — 2.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	860,000	675,100
			675,100
Metals & Mining Total			925,125
BASIC MATERIALS TOTAL			3,592,627
COMMUNICATIONS — 13.3%
Media — 7.1%
Broadcast Services/Programs — 0.6%
Liberty Media LLC
	8.250% 02/01/30	365,000	200,537
			200,537
Cable TV — 4.8%
Charter Communications Holdings II LLC/Charter Communications Holdings II/Capital Corp.
	10.250% 09/15/10	235,000	163,325
CSC Holdings, Inc.
	7.625% 04/01/11	300,000	276,000
DirecTV Holdings LLC
	6.375% 06/15/15	710,000	589,300
EchoStar DBS Corp.
	6.625% 10/01/14	770,000	617,925
			1,646,550
Multimedia — 1.4%
Lamar Media Corp.
	7.250% 01/01/13	300,000	235,500
Quebecor Media, Inc.
	7.750% 03/15/16	385,000	266,613
			502,113

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Publishing-Periodicals — 0.3%
R.H. Donnelley Corp.
	8.875% 10/15/17	410,000	88,150
			88,150
Media Total			2,437,350
Telecommunication Services — 6.2%
Cellular Telecommunications — 0.5%
Nextel Communications, Inc.
	7.375% 08/01/15	280,000	154,000
			154,000
Satellite Telecommunications — 0.5%
Intelsat Corp.
	9.250% 06/15/16(b)	225,000	186,750
			186,750
Telecommunication Equipment — 0.7%
Lucent Technologies, Inc.
	6.450% 03/15/29	515,000	252,350
			252,350
Telecommunication Services — 0.5%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	220,000	178,200
			178,200
Telephone-Integrated — 4.0%
Citizens Communications Co.
	7.875% 01/15/27	480,000	240,000
Qwest Communications International, Inc.
	7.500% 02/15/14	230,000	158,125
Qwest Corp.
	7.500% 10/01/14	580,000	446,600
	7.500% 06/15/23	100,000	64,500
Windstream Corp.
	7.000% 03/15/19	250,000	152,500
	8.625% 08/01/16	420,000	317,100
			1,378,825
Telecommunication Services Total			2,150,125
COMMUNICATIONS TOTAL			4,587,475

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 8.8%
Apparel — 0.5%
Apparel Manufacturers — 0.5%
Levi Strauss & Co.
	9.750% 01/15/15	235,000	164,500
			164,500
Apparel Total			164,500
Auto Parts & Equipment — 1.6%
Auto/Truck Parts & Equipment-Original — 0.8%
ArvinMeritor, Inc.
	8.125% 09/15/15	125,000	65,000
TRW Automotive, Inc.
	7.000% 03/15/14(b)	405,000	238,950
			303,950
Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	100,000	64,000
			64,000
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	81,000	68,445
	9.000% 07/01/15	175,000	139,125
			207,570
Auto Parts & Equipment Total			575,520
Entertainment — 0.8%
Music — 0.8%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(b)	195,000	155,025
WMG Acquisition Corp.
	7.375% 04/15/14	210,000	130,200
			285,225
Entertainment Total			285,225

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — 0.8%
Building-Residential/Commercial — 0.8%
KB Home
	5.875% 01/15/15	420,000	275,100
			275,100
Home Builders Total			275,100
Leisure Time — 0.6%
Cruise Lines — 0.6%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	215,000	144,050
	7.000% 06/15/13	95,000	66,025
			210,075
Leisure Time Total			210,075
Lodging — 2.1%
Casino Hotels — 0.8%
MGM Mirage
	7.500% 06/01/16	490,000	289,100
			289,100
Gambling (Non-Hotel) — 1.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	370,000	203,500
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	260,000	227,386
			430,886
Lodging Total			719,986
Retail — 1.8%
Retail-Apparel/Shoe — 0.5%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	170,000	153,850
	8.125% 05/01/13	30,000	25,800
			179,650
Retail-Automobiles — 0.4%
AutoNation, Inc.
	7.000% 04/15/14	235,000	152,750
			152,750
Retail-Propane Distributors — 0.9%
AmeriGas Partners LP
	7.125% 05/20/16	305,000	224,937
	7.250% 05/20/15	90,000	67,725
			292,662
Retail Total			625,062

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.6%
Textile-Products — 0.6%
INVISTA
	9.250% 05/01/12(b)	235,000	195,050
			195,050
Textiles Total			195,050
CONSUMER CYCLICAL TOTAL			3,050,518
CONSUMER NON-CYCLICAL — 12.3%
Agriculture — 0.7%
Tobacco — 0.7%
Reynolds American, Inc.
	7.625% 06/01/16	305,000	250,214
			250,214
Agriculture Total			250,214
Beverages — 1.2%
Beverages-Wine/Spirits — 1.2%
Constellation Brands, Inc.
	8.125% 01/15/12	455,000	409,500
			409,500
Beverages Total			409,500
Biotechnology — 0.7%
Medical-Biomedical/Gene — 0.7%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	295,000	259,600
			259,600
Biotechnology Total			259,600
Commercial Services — 2.7%
Commercial Services — 0.5%
Iron Mountain, Inc.
	8.000% 06/15/20	205,000	160,925
			160,925
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16	100,000	76,500
	7.375% 10/01/14	215,000	175,763
			252,263

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Private Corrections — 1.5%
Corrections Corp. of America
	6.250% 03/15/13	415,000	357,937
GEO Group, Inc.
	8.250% 07/15/13	200,000	175,000
			532,937
Commercial Services Total			946,125
Food — 1.1%
Food-Dairy Products — 0.4%
Dean Foods Co.
	7.000% 06/01/16	190,000	144,400
			144,400
Food-Meat Products — 0.2%
Smithfield Foods, Inc.
	7.750% 07/01/17	105,000	66,150
			66,150
Food-Miscellaneous/Diversified — 0.5%
Del Monte Corp.
	6.750% 02/15/15	200,000	165,000
			165,000
Food Total			375,550
Healthcare Products — 0.6%
Medical Products — 0.6%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	255,000	212,288
			212,288
Healthcare Products Total			212,288
Healthcare Services — 3.4%
Medical-Hospitals — 3.4%
Community Health Systems, Inc.
	8.875% 07/15/15	155,000	129,812
HCA, Inc.
	9.250% 11/15/16	270,000	229,500
	PIK,
	9.625% 11/15/16	1,015,000	817,075
			1,176,387
Healthcare Services Total			1,176,387

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 0.5%
Consumer Products-Miscellaneous — 0.5%
American Greetings Corp.
	7.375% 06/01/16	190,000	155,800
			155,800
Household Products/Wares Total			155,800
Pharmaceuticals — 1.4%
Medical-Drugs — 0.4%
Elan Finance PLC
	8.875% 12/01/13	225,000	141,750
			141,750
Pharmacy Services — 1.0%
Omnicare, Inc.
	6.750% 12/15/13	410,000	340,300
			340,300
Pharmaceuticals Total			482,050
CONSUMER NON-CYCLICAL TOTAL			4,267,514
ENERGY — 15.4%
Coal — 1.7%
Coal — 1.7%
Arch Western Finance LLC
	6.750% 07/01/13	465,000	390,600
Massey Energy Co.
	6.875% 12/15/13	225,000	182,250
			572,850
Coal Total			572,850
Oil & Gas — 9.5%
Oil & Gas Drilling — 0.4%
Pride International, Inc.
	7.375% 07/15/14	180,000	147,600
			147,600
Oil Companies-Exploration & Production — 8.2%
Chesapeake Energy Corp.
	6.375% 06/15/15	790,000	606,325
Cimarex Energy Co.
	7.125% 05/01/17	210,000	168,000
Compton Petroleum Corp.
	7.625% 12/01/13	205,000	118,900
KCS Energy, Inc.
	7.125% 04/01/12	200,000	143,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Newfield Exploration Co.
	6.625% 09/01/14	345,000	266,512
	6.625% 04/15/16	145,000	107,300
OPTI Canada, Inc.
	8.250% 12/15/14	535,000	318,325
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	175,000	118,563
Pioneer Natural Resources Co.
	5.875% 07/15/16	255,000	186,311
Quicksilver Resources, Inc.
	7.125% 04/01/16	415,000	265,600
Range Resources Corp.
	7.500% 05/15/16	350,000	285,250
Southwestern Energy Co.
	7.500% 02/01/18(b)	305,000	250,100
			2,834,186
Oil Refining & Marketing — 0.9%
Frontier Oil Corp.
	8.500% 09/15/16	130,000	113,100
Tesoro Corp.
	6.625% 11/01/15	295,000	200,600
			313,700
Oil & Gas Total			3,295,486
Pipelines — 4.2%
Pipelines — 4.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	255,000	177,863
Colorado Interstate Gas Co.
	6.800% 11/15/15	116,000	98,179
El Paso Corp.
	6.875% 06/15/14	430,000	342,255
	7.250% 06/01/18	175,000	131,250
El Paso Performance-Linked Trust
	7.750% 07/15/11(b)	110,000	91,636
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	335,000	259,625
MarkWest Energy Partners LP
	6.875% 11/01/14	415,000	299,837
	8.500% 07/15/16	65,000	47,775
			1,448,420
	Pipelines Total		1,448,420
	ENERGY TOTAL		5,316,756

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — 4.3%
Capital Markets — 1.6%
Investment Management/Advisor Service — 1.6%
Nuveen Investments Bank Debt Term Loan
	6.118% 11/15/14(c)(d)	518,359	291,577
	6.769% 11/15/14(c)(d)	323,974	182,235
Nuveen Investments Bank Debt Term Loan II
	6.118% 11/15/14(c)(d)	23,078	12,981
Nuveen Investments Bank Debt Term Loan II B
	6.259% 11/15/14(c)(d)	129,590	72,894
			559,687
Capital Markets Total			559,687
Diversified Financial Services — 1.4%
Finance-Auto Loans — 0.5%
GMAC LLC
	8.000% 11/01/31	410,000	185,891
			185,891
Finance-Investment Banker/Broker — 0.5%
E*Trade Financial Corp.
	7.375% 09/15/13	245,000	156,800
			156,800
Special Purpose Entity — 0.4%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	300,000	137,768
			137,768
Diversified Financial Services Total			480,459
Insurance — 0.6%
Property/Casualty Insurance — 0.6%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	290,000	201,550
			201,550
Insurance Total			201,550

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.7%
REITS-Hotels — 0.7%
Host Marriott LP
	6.375% 03/15/15	345,000	250,125
			250,125
Real Estate Investment Trusts (REITs) Total			250,125
FINANCIALS TOTAL			1,491,821
INDUSTRIALS — 17.7%
Aerospace & Defense — 3.0%
Aerospace/Defense-Equipment — 1.5%
BE Aerospace, Inc.
	8.500% 07/01/18	270,000	232,200
DRS Technologies, Inc.
	6.625% 02/01/16	290,000	287,100
			519,300
Electronics-Military — 1.5%
L-3 Communications Corp.
	5.875% 01/15/15	160,000	131,200
	6.375% 10/15/15	465,000	385,950
			517,150
Aerospace & Defense Total			1,036,450
Electrical Components & Equipment — 1.0%
Wire & Cable Products — 1.0%
Belden, Inc.
	7.000% 03/15/17	175,000	133,875
General Cable Corp.
	6.258% 04/01/15(c)	145,000	84,100
	7.125% 04/01/17	215,000	137,600
			355,575
Electrical Components & Equipment Total			355,575
Electronics — 0.6%
Electronic Components-Miscellaneous — 0.6%
Flextronics International Ltd.
	6.250% 11/15/14	300,000	228,000
			228,000
Electronics Total			228,000

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 1.5%
Non-Hazardous Waste Disposal — 1.5%
Allied Waste North America, Inc.
	7.125% 05/15/16	580,000	510,400
			510,400
Environmental Control Total			510,400
Machinery-Construction & Mining — 1.0%
Machinery-Construction & Mining — 1.0%
Terex Corp.
	8.000% 11/15/17	455,000	336,700
			336,700
Machinery-Construction & Mining Total			336,700
Machinery-Diversified — 1.2%
Machinery-General Industry — 1.2%
Manitowoc Co., Inc.
	7.125% 11/01/13	245,000	193,550
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	250,000	220,000
			413,550
Machinery-Diversified Total			413,550
Miscellaneous Manufacturing — 2.4%
Diversified Manufacturing Operators — 1.8%
Bombardier, Inc.
	6.300% 05/01/14(b)	420,000	333,900
Koppers Holdings, Inc.
	(e) 11/15/14 (9.875% 11/15/09)	75,000	60,000
Trinity Industries, Inc.
	6.500% 03/15/14	255,000	211,650
			605,550
Miscellaneous Manufacturing — 0.6%
American Railcar Industries, Inc.
	7.500% 03/01/14	275,000	217,250
			217,250
Miscellaneous Manufacturing Total			822,800

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — 3.2%
Containers-Metal/Glass — 3.2%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	370,000	322,825
Owens-Illinois, Inc.
	7.500% 05/15/10	405,000	386,775
Silgan Holdings, Inc.
	6.750% 11/15/13	460,000	404,800
			1,114,400
Packaging & Containers Total			1,114,400
Transportation — 3.8%
Transportation-Marine — 2.4%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	200,000	164,000
Stena AB
	7.500% 11/01/13	460,000	404,800
Teekay Corp.
	8.875% 07/15/11	310,000	283,650
			852,450
Transportation-Railroad — 0.5%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	220,000	172,150
			172,150
Transportation-Services — 0.9%
Bristow Group, Inc.
	7.500% 09/15/17	400,000	300,000
			300,000
Transportation Total			1,324,600
INDUSTRIALS TOTAL			6,142,475
TECHNOLOGY — 0.3%
Semiconductors — 0.3%
Electronic Components-Semiconductors — 0.3%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	315,000	114,975
			114,975
Semiconductors Total			114,975
TECHNOLOGY TOTAL			114,975

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — 12.5%
Electric — 12.5%
Electric-Generation — 4.7%
AES Corp.
	7.750% 03/01/14	315,000	255,150
	8.000% 10/15/17	265,000	204,050
Edison Mission Energy
	7.000% 05/15/17	935,000	739,819
Intergen NV
	9.000% 06/30/17(b)	525,000	420,000
			1,619,019
Electric-Integrated — 3.2%
CMS Energy Corp.
	6.875% 12/15/15	185,000	151,285
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	240,000	200,400
TXU Energy Co. LLC
	6.303% 10/10/14(c)(d)	724,286	564,641
	7.262% 10/10/14(c)(d)	7,500	5,847
	7.640% 10/10/14(c)(d)	258,214	201,300
			1,123,473
Independent Power Producer — 4.6%
Dynegy Holdings, Inc.
	7.125% 05/15/18	445,000	284,800
Mirant North America LLC
	7.375% 12/31/13	490,000	428,137
NRG Energy, Inc.
	7.250% 02/01/14	85,000	74,375
	7.375% 02/01/16	380,000	327,750
	7.375% 01/15/17	45,000	38,925
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	415,000	348,600
Reliant Energy, Inc.
	7.875% 06/15/17	115,000	87,975
			1,590,562
Electric Total			4,333,054
UTILITIES TOTAL			4,333,054

	Total Corporate Fixed-Income Bonds & Notes (cost of $44,036,348)		32,897,215

		Par (a)	Value ($)
Municipal Bond — 0.5%
VIRGINIA — 0.5%
Tobacco — 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	275,000	169,196
Tobacco Total			169,196
VIRGINIA TOTAL			169,196

	Total Municipal Bond (cost of $274,973)		169,196

Convertible Bond — 0.1%
INDUSTRIALS — 0.1%
General Cable Corp.
	0.875% 11/15/13	85,000	42,500
INDUSTRIALS TOTAL			42,500

	Total Convertible Bond (cost of $43,837)		42,500

Short-Term Obligation — 1.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.070%, collateralized by a U.S. Government Agency Obligation maturing 10/15/10, market value $527,573 (repurchase proceeds $513,003)	513,000	513,000

	Total Short-Term Obligation (cost of $513,000)		513,000

	Total Investments — 97.1% (cost of $44,868,158)(f)(g)		33,621,911

	Other Assets & Liabilities, Net — 2.9%		1,003,651

	Net Assets — 100.0%		34,625,562

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                 Level 1 – quoted prices in active markets for identical securities

•                 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)

•                 Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	33,621,911	(2,560)
Level 3 – Significant Unobservable Inputs	—	—
Total	$33,621,911	$(2,560)

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities, which are not illiquid, except for those in the following table, amounted to $3,975,529, which represents 11.5% of net assets.

Security	Acquisition Date	Par	Cost	Value
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07	$260,000	$263,643	$227,386

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2008.
(d)	Loan participation agreement.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(f)	Cost for federal income tax purposes is $45,047,368.
(g)	Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
$1	$(11,425,458)	$(11,425,457)

Forward foreign currency exchange contract outstanding on October 31, 2008 is:

Forward Currency Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$142,661	$140,101	11/20/08	$(2,560)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 28.9%
BASIC MATERIALS — 0.8%
Chemicals — 0.4%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	880,000	840,246
Chemicals Total			840,246
Iron/Steel — 0.4%
Nucor Corp.
	5.000% 06/01/13	800,000	759,502
Iron/Steel Total			759,502
BASIC MATERIALS TOTAL			1,599,748
COMMUNICATIONS — 3.2%
Media — 0.8%
Comcast Corp.
	5.500% 03/15/11	200,000	190,981
	5.850% 01/15/10	600,000	588,126
Time Warner Cable, Inc.
	6.200% 07/01/13	850,000	775,441
Media Total			1,554,548
Telecommunication Services — 2.4%
AT&T, Inc.
	6.250% 03/15/11	1,250,000	1,230,637
British Telecommunications PLC
	5.150% 01/15/13	700,000	642,873
Deutsche Telekom International Finance BV
	8.500% 06/15/10	800,000	787,944
Telefonica Emisones SAU
	5.984% 06/20/11	550,000	525,167
Verizon Global Funding Corp.
	7.250% 12/01/10	700,000	697,920
Vodafone Group PLC
	7.750% 02/15/10	600,000	583,323
Telecommunication Services Total			4,467,864
COMMUNICATIONS TOTAL			6,022,412

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 0.9%
Retail — 0.9%
CVS Caremark Corp.
	5.750% 08/15/11	677,000	638,698
Target Corp.
	6.350% 01/15/11	1,000,000	989,423
Retail Total			1,628,121
CONSUMER CYCLICAL TOTAL			1,628,121
CONSUMER NON-CYCLICAL — 3.5%
Beverages — 1.3%
Bottling Group LLC
	6.950% 03/15/14	1,000,000	1,021,991
Coca-Cola Enterprises, Inc.
	5.750% 11/01/08	725,000	725,000
Diageo Capital PLC
	4.375% 05/03/10	750,000	742,280
Beverages Total			2,489,271
Food — 0.7%
ConAgra Foods, Inc.
	7.875% 09/15/10	700,000	696,597
Kraft Foods, Inc.
	5.625% 08/11/10	625,000	617,936
Food Total			1,314,533
Healthcare Services — 0.4%
UnitedHealth Group, Inc.
	4.125% 08/15/09	800,000	795,608
Healthcare Services Total			795,608
Pharmaceuticals — 1.1%
Abbott Laboratories
	5.600% 05/15/11	1,100,000	1,124,849
Wyeth
	6.950% 03/15/11	940,000	962,020
Pharmaceuticals Total			2,086,869
CONSUMER NON-CYCLICAL TOTAL			6,686,281
ENERGY — 2.1%
Oil & Gas — 1.6%
Canadian Natural Resources Ltd.
	5.450% 10/01/12	600,000	557,668
Conoco Funding Co.
	6.350% 10/15/11	1,000,000	1,008,428
Occidental Petroleum Corp.
	6.750% 01/15/12	1,000,000	1,016,818

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Valero Energy Corp.
	6.875% 04/15/12	575,000	553,708
Oil & Gas Total			3,136,622
Oil & Gas Services — 0.3%
Weatherford International Ltd.
	5.150% 03/15/13	650,000	564,027
Oil & Gas Services Total			564,027
Pipelines — 0.2%
TransCanada Pipelines Ltd.
	6.125% 02/19/10	350,000	353,766
Pipelines Total			353,766
ENERGY TOTAL			4,054,415
FINANCIALS — 12.9%
Banks — 4.3%
Bank of New York Mellon Corp.
	5.125% 08/27/13	1,200,000	1,143,695
Barclays Bank PLC
	7.400% 12/15/09	1,300,000	1,240,243
Deutsche Bank AG London
	4.875% 05/20/13	1,000,000	931,880
Fifth Third Bank
	4.200% 02/23/10	1,000,000	932,707
PNC Funding Corp.
	4.500% 03/10/10	800,000	787,997
SunTrust Banks, Inc.
	4.250% 10/15/09	925,000	894,702
U.S. Bank National Association
	6.375% 08/01/11	1,250,000	1,237,400
Wells Fargo & Co.
	5.250% 10/23/12	1,050,000	1,004,745
Banks Total			8,173,369
Diversified Financial Services — 6.0%
American Express Credit Corp.
	5.875% 05/02/13	1,600,000	1,337,496
Capital One Bank
	5.750% 09/15/10	1,115,000	1,036,998
Citigroup, Inc.
	4.250% 07/29/09	825,000	810,993
Countrywide Home Loans, Inc.
	4.125% 09/15/09(a)	600,000	575,397

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	1,000,000	970,371
General Electric Capital Corp.
	4.875% 10/21/10	980,000	952,371
Goldman Sachs Group, Inc.
	4.500% 06/15/10	1,400,000	1,320,882
JPMorgan Chase & Co.
	3.800% 10/02/09	1,500,000	1,461,949
Lehman Brothers Holdings, Inc.
	3.950% 11/10/09(b)(c)	1,100,000	143,000
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	1,000,000	990,000
Morgan Stanley
	3.875% 01/15/09	1,200,000	1,188,000
National Rural Utilities Cooperative Finance Corp.
	5.750% 08/28/09	750,000	736,784
Diversified Financial Services Total			11,524,241
Insurance — 1.6%
Allstate Corp.
	7.200% 12/01/09	1,000,000	997,718
American International Group, Inc.
	5.375% 10/18/11	850,000	405,537
Berkshire Hathaway Finance Corp.
	5.000% 08/15/13(d)	500,000	476,127
Genworth Financial, Inc.
	4.750% 06/15/09	600,000	495,895
Principal Life Income Funding Trusts
	5.300% 04/24/13	700,000	642,216
Insurance Total			3,017,493
Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group LP
	4.875% 03/18/10	600,000	561,267
Real Estate Investment Trusts (REITs) Total			561,267

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.7%
Western Financial Bank
	9.625% 05/15/12	1,325,000	1,253,836
Savings & Loans Total			1,253,836
FINANCIAL TOTAL			24,530,206
INDUSTRIALS — 2.0%
Aerospace & Defense — 0.5%
United Technologies Corp.
	6.500% 06/01/09	970,000	980,851
Aerospace & Defense Total			980,851
Machinery — 0.8%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	825,000	809,044
John Deere Capital Corp.
	4.500% 04/03/13	800,000	725,297
Machinery Total			1,534,341
Miscellaneous Manufacturing — 0.1%
3M Co.
	5.125% 11/06/09	225,000	230,054
Miscellaneous Manufacturing Total			230,054
Transportation — 0.6%
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	700,000	701,517
Union Pacific Corp.
	3.875% 02/15/09	415,000	411,426
Transportation Total			1,112,943
INDUSTRIALS TOTAL			3,858,189
TECHNOLOGY — 1.3%
Computers — 0.4%
International Business Machines Corp.
	4.950% 03/22/11	800,000	801,633
Computers Total			801,633
Networking & Telecom Equipment — 0.5%
Cisco Systems, Inc.
	5.250% 02/22/11	1,000,000	1,000,849
Networking & Telecom Equipment Total			1,000,849

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Software — 0.4%
Oracle Corp.
	5.000% 01/15/11	700,000	694,207
Software Total			694,207
TECHNOLOGY TOTAL			2,496,689
UTILITIES — 2.2%
Electric — 2.0%
Consolidated Edison Co. of New York
	4.700% 06/15/09	1,000,000	988,424
Dominion Resources, Inc.
	5.125% 12/15/09	450,000	440,148
Exelon Generation Co. LLC
	6.950% 06/15/11	800,000	759,502
Ohio Power Co.
	5.750% 09/01/13	900,000	814,554
Pacific Gas & Electric Co.
	4.200% 03/01/11	850,000	809,854
Electric Total			3,812,482
Gas — 0.2%
Sempra Energy
	4.750% 05/15/09	484,000	477,218
Gas Total			477,218
UTILITIES TOTAL			4,289,700

	Total Corporate Fixed-Income Bonds & Notes (cost of $59,224,717)		55,165,761

Asset-Backed Securities — 24.0%
AmeriCredit Automobile Receivables Trust
	4.630% 06/06/12	1,478,237	1,404,237
	4.870% 12/06/10	354,679	349,172
	5.190% 11/06/11	1,312,293	1,286,834
	5.210% 10/06/11	421,090	411,316
	5.420% 08/08/11	683,954	657,763
	5.420% 05/07/12	4,000,000	3,804,843
Americredit Prime Automobile Receivable
	5.270% 11/08/11	1,000,000	992,416
Capital One Auto Finance Trust
	5.030% 04/15/12	2,771,391	2,663,931
	5.070% 07/15/11	532,614	518,475
Capital One Prime Auto Receivables Trust
	5.010% 11/15/11	2,200,000	2,154,386

6

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Cityscape Home Equity Loan Trust
	7.380% 07/25/28	429,406	428,468
	7.410% 05/25/28	27,360	27,167
CPS Auto Trust
	5.040% 09/15/11(d)	400,000	375,264
Daimler Chrysler Auto Trust
	4.980% 02/08/11	880,625	868,924
Fifth Third Auto Trust
	4.070% 01/17/12	1,400,000	1,351,057
Ford Credit Auto Owner Trust
	5.050% 03/15/10	474,842	473,390
Franklin Auto Trust
	5.040% 01/20/11	410,768	409,537
GE Equipment Midticket LLC
	4.530% 06/14/11	2,000,000	1,964,096
GS Auto Loan Trust
	5.480% 12/15/14	2,000,000	1,843,701
Hyundai Auto Receivables Trust
	5.110% 04/15/11	517,321	514,673
IMC Home Equity Loan Trust
	7.500% 04/25/26	140,655	140,108
	7.520% 08/20/28	439,954	359,529
Nissan Auto Lease Trust
	5.200% 05/17/10	1,000,000	983,338
Nissan Auto Receivables Owner Trust
	5.220% 11/15/11	3,150,000	3,091,375
Pinnacle Capital Asset Trust
	5.770% 05/25/10(d)	323,315	322,533
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	452,797	447,271
SLM Student Loan Trust
	2.879% 03/15/17(e)	702,756	676,374
	2.899% 12/15/20(e)	1,532,000	1,374,330
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	1,949,387	1,823,907
	4.880% 04/12/13	3,200,000	2,886,920
UCFC Home Equity Loan
	6.315% 04/15/30	294,833	294,491
UPFC Auto Receivables Trust
	5.010% 08/15/12	1,526,334	1,456,443
USAA Auto Owner Trust
	4.130% 11/15/11	1,327,460	1,321,877

7

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	4.170% 02/15/11	1,150,445	1,147,073
	4.890% 08/15/12	3,655,000	3,637,305
	4.980% 10/15/12	1,125,000	1,098,534
	5.070% 06/15/13	750,000	703,697
Wachovia Auto Loan Owner Trust
	5.080% 04/20/12(d)	1,700,000	1,604,951

	Total Asset-Backed Securities (cost of $46,855,257)		45,869,706

Collateralized Mortgage Obligations — 19.7%
AGENCY — 10.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	318,598	318,420
	4.500% 02/15/15	552,821	556,163
	5.000% 09/15/24	501,145	503,898
	5.000% 03/15/26	1,073,907	1,082,270
	5.000% 05/15/26	118,613	119,332
	5.500% 02/15/25	1,350,995	1,367,737
	5.500% 12/15/26	494,838	500,769
	5.500% 06/15/28	1,700,000	1,723,636
	5.500% 11/15/28	5,516,546	5,620,650
	5.500% 10/15/29	548,800	557,546
	5.500% 05/15/34	3,062,106	3,086,177
	6.000% 06/15/25	832,139	845,653
	6.000% 05/15/27	962,941	979,694
Federal National Mortgage Association
	4.500% 01/25/29	831,645	829,819
	5.500% 07/25/25	1,126,857	1,138,890
	6.000% 06/25/27	956,987	971,110
AGENCY TOTAL			20,201,764
NON - AGENCY — 9.1%
Chase Mortgage Finance Corp.
	5.685% 03/25/37(e)	784,825	724,804
	5.997% 03/25/37(e)	1,520,941	1,288,834
Countrywide Alternative Loan Trust
	5.250% 08/25/35	1,032,347	970,149
	5.500% 02/25/36	1,853,155	1,574,904
Countrywide Home Loan Mortgage Pass Through Trust
	5.477% 01/25/36(e)	991,044	853,894
	6.000% 12/25/36	423,711	411,406

8

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
JPMorgan Mortgage Trust
	5.698% 04/25/37(e)	678,905	552,620
	5.755% 04/25/36(e)	1,262,792	1,001,553
	6.040% 10/25/36(e)	2,445,751	2,078,998
MASTR Asset Securitization Trust
	5.750% 05/25/36	1,115,967	1,103,380
PNC Mortgage Securities Corp.
	0.110% 04/28/27(e)	4,282	4,249
Residential Accredit Loans, Inc.
	5.750% 01/25/36	213,663	208,026
SACO I, Inc.
	7.000% 08/25/36(d)	68,060	67,294
Structured Adjustable Rate Mortgage Loan Trust
	5.814% 07/25/36(e)	1,968,778	1,281,208
Structured Asset Securities Corp.
	5.750% 04/25/33	528,643	476,083
Washington Mutual Mortgage Pass-Through Certificates
	5.640% 11/25/36(e)	1,714,780	1,573,403
	5.867% 07/25/37(e)	2,333,449	1,624,176
Wells Fargo Mortgage Backed Securities Trust
	5.240% 04/25/36(e)	448,903	413,126
	6.000% 07/25/37	1,239,307	1,073,908
NON-AGENCY TOTAL			17,282,015

	Total Collateralized Mortgage Obligations (cost of $40,512,128)		37,483,779

Mortgage-Backed Securities — 5.8%
Federal Home Loan Mortgage Corp.
	4.500% 03/01/21	1,390,954	1,323,121
	5.000% 06/01/22	838,723	819,466
	5.500% 01/01/21	306,818	306,028
	5.500% 07/01/21	82,959	82,668
	5.500% 08/01/21	902,869	899,698
	5.500% 09/01/21	689,085	686,664
	5.500% 01/01/22	662,725	660,256
	5.500% 03/01/22	711,482	708,831
	6.000% 11/01/14	3,741	3,766
	6.000% 08/01/21	361,945	364,402
	6.000% 02/01/22	359,884	362,254
	6.000% 08/01/22	457,238	460,250
	6.000% 10/01/22	739,472	744,343
	6.000% 01/15/24	321,121	325,668

9

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
Federal National Mortgage Association
	5.000% 12/25/17	2,497,534	2,521,031
	5.500% 11/01/21	296,382	295,804
	6.000% 03/01/09	9,090	9,096
	6.000% 05/01/09	113,415	114,359
	6.000% 05/25/30	78,509	79,307
Small Business Administration
	2.625% 03/25/22(e)	69,272	69,376
	2.625% 06/25/22(e)	158,679	158,928

	Total Mortgage-Backed Securities (cost of $11,049,364)		10,995,316

Commercial Mortgage-Backed Securities — 7.5%
Bear Stearns Commercial Mortgage Securities, Inc.
	3.869% 02/11/41	2,767,633	2,742,407
CS First Boston Mortgage Securities Corp.
	4.512% 07/15/37	800,000	756,747
	5.017% 08/15/38	350,000	332,044
First Union National Bank Commercial Mortgage
	7.841% 05/17/32	1,933,704	1,936,783
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.914% 07/12/37	1,284,076	1,240,237
	5.538% 02/12/49	1,618,176	1,542,490
JPMorgan Commercial Mortgage Finance Corp.
	6.812% 01/15/30	700,000	688,133
LB-UBS Commercial Mortgage Trust
	4.243% 10/15/29	1,000,000	934,205
	5.642% 12/15/25	172,987	167,800
Merrill Lynch Mortgage Trust
	4.446% 09/12/42	546,790	539,155
Merrill Lynch/Countrywide Commercial Mortgage Trust
	5.549% 06/12/50	1,649,910	1,561,095
Morgan Stanley Capital I
	7.020% 03/15/32(e)	187,089	186,519

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Prudential Securities Secured Financing Corp.
	7.559% 06/16/31(e)	1,700,000	1,697,061

	Total Commercial Mortgage-Backed Securities (cost of $14,705,911)		14,324,676

Government & Agency Obligations — 10.7%
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Morocco Government AID Bond
	3.094% 05/01/23(e)	300,000	293,898
Province of Ontario
	3.125% 09/08/10	1,300,000	1,320,314
Province of Quebec
	5.000% 07/17/09	875,000	891,633
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,505,845
U.S. GOVERNMENT AGENCIES — 5.1%
Federal Farm Credit Bank
	2.700% 09/23/09	1,350,000	1,346,517
Federal Home Loan Bank
	3.375% 02/27/13(f)	2,100,000	2,029,667
	5.250% 06/11/10	3,015,000	3,107,265
Federal National Mortgage Association
	4.625% 06/01/10	1,700,000	1,733,519
	5.000% 04/20/09	1,400,000	1,415,074
	5.375% 08/15/09(g)	100,000	101,952
U.S. GOVERNMENT AGENCIES TOTAL			9,733,994
U.S. GOVERNMENT OBLIGATIONS — 4.3%
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11(f)	3,978,282	3,885,663
U.S. Treasury Notes
	3.875% 10/31/12(f)	3,000,000	3,199,923
	3.875% 02/15/13(f)	1,000,000	1,056,562
U.S. GOVERNMENT OBLIGATIONS TOTAL			8,142,148

	Total Government & Agency Obligations (cost of $20,361,644)		20,381,987

		Shares
Securities Lending Collateral — 3.8%

	State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 2.787%)	7,180,189	7,180,189

	Total Securities Lending Collateral (Cost of $7,180,189)		7,180,189

11

		Par ($)	Value ($)
Short-Term Obligation — 3.5%

	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.070%, collateralized by a U.S. Government Agency Obligation maturing 10/12/10, market value $6,897,713 (repurchase proceeds $6,761,039)	6,761,000	6,761,000

	Total Short-Term Obligation (cost of $6,761,000)		6,761,000

	Total Investments — 103.9% (cost of $206,650,210)(i)(j)		198,162,414

	Obligation to Return Collateral for Securities Loaned — (3.8)%		(7,180,189)

	Other Assets & Liabilities, Net — (0.1)%		(271,007)

	Net Assets — 100.0%		190,711,218

12

Notes to Schedule of Investments:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

13

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$27,562,176	$(12,988)
Level 2 — Other Significant Observable Inputs	168,350,694	—
Level 3 — Significant Unobservable Inputs	2,249,544	—
Total	$198,162,414	$(12,988)

	*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

	The following table reconciles asset balances for the three month period ending October 31, 2008, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in Securities	Other Financial Instruments
	Balance as of August 1, 2008	$76,207	$—
	Amortization of Premiums	4,983	—
	Realized gain	85	—
	Change in unrealized depreciation	(12,873)	—
	Net sales	(4,242)	—
	Transfer in to Level 3	2,185,384	—
	Balance as of October 31, 2008	$2,249,544	$—

(a)	Investments in affiliates during the three months ended October 31, 2008:

	Security name:	Countrywide Home Loans, Inc. 4.125% 09/15/09

	Par as of 07/31/08:		$600,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 10/31/08:		$600,000
	Net realized gain:		$—
	Interest income earned:		$—
	Value at end of period:		$575,397

(b)

The issuer had filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At October 31, 2008, the market value of this security amounted to $143,000, which represents 0.1% of net assets.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $143,000 which represents 0.1% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities, which are not illiquid, amounted to $2,846,169, which represents 1.5% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2008.
(f)	All or a portion of this security was on loan at October 31, 2008. The total market value of securities on loan at October 31, 2008 is $7,072,958.

14

(g)	All or a portion of this security is pledged as collateral for open futures contracts. At October 31, 2008, the market value of this security amounted to $88,528.
(h)	Investment made with cash collateral received from securities lending activity.
(i)	Cost for federal income tax purposes is $207,058,552.
(j)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$570,560	$(9,466,698)	$(8,896,138)

At October 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Notes 5-Year	30	$3,397,734	$3,410,722	Dec-2008	$(12,988)

15

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Ultra Short Term Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 25.3%
BASIC MATERIALS — 1.4%
Chemicals — 1.4%
E.I. Du Pont de Nemours & Co.
	6.875% 10/15/09	1,500,000	1,537,145
COMMUNICATIONS — 1.0%
Media — 0.5%
Walt Disney Co.
	2.917% 09/10/09(a)	580,000	570,702
Telecommunications — 0.5%
Cisco Systems, Inc.
	2.892% 02/20/09(a)	500,000	498,941
			1,069,643
CONSUMER CYCLICAL — 0.5%
Retail — 0.5%
Wal-Mart Stores, Inc.
	6.875% 08/10/09	500,000	515,492
CONSUMER NON-CYCLICAL — 3.0%
Beverages — 0.9%
Diageo Finance BV
	3.882% 03/30/09(a)	1,000,000	1,000,081
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co.
	3.500% 12/15/08	100,000	100,060
Food — 1.1%
Pepsi Bottling Holdings, Inc.
	5.625% 02/17/09(b)	1,150,000	1,156,891
Healthcare Services — 0.9%
UnitedHealth Group Inc.
	2.891% 03/02/09(a)	1,000,000	993,558
			3,250,590
ENERGY — 0.4%
Oil & Gas — 0.4%
Conoco Funding Co.
	6.350% 10/15/11	400,000	403,371
FINANCIALS — 14.5%
Banks — 2.4%
American Express Centurion Bank
	5.200% 11/26/10	750,000	680,808
Comerica Bank
	2.961% 08/24/11(a)	1,000,000	703,564

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Deutsche Bank AG
	4.875% 05/20/13	625,000	582,425
National Westminster Bank PLC
	7.375% 10/01/09	641,000	618,862
			2,585,659
Diversified Financial Services — 9.9%
Associates Corp. of North America
	6.250% 11/01/08	1,167,000	1,167,000
Bear Stearns Companies, Inc.
	3.765% 01/30/09(a)	1,000,000	996,560
Capital One Bank USA
	5.000% 06/15/09	800,000	742,796
Citigroup, Inc.
	4.125% 02/22/10	850,000	816,707
Credit Suisse USA, Inc.
	6.125% 11/15/11	785,000	750,514
General Electric Capital Corp.
	3.585% 01/26/11(a)	1,000,000	900,952
Goldman Sachs Group, Inc.
	2.978% 02/06/12(a)	1,000,000	803,973
	6.650% 05/15/09(c)	500,000	490,000
HSBC Finance Corp.
	3.013% 08/09/11(a)	850,000	706,198
John Deere Capital Corp.
	3.312% 08/19/10(a)	1,000,000	998,814
JPMorgan Chase & Co.
	4.600% 01/17/11	750,000	728,547
Lehman Brothers Holdings, Inc.
	2.871% 03/23/09(c)(d)	750,000	97,500
Merrill Lynch & Co., Inc.
	4.250% 02/08/10	800,000	747,597
Morgan Stanley
	4.753% 01/18/11(a)	1,000,000	851,181
			10,798,339
Insurance — 1.3%
Berkshire Hathaway Finance Corp.
	5.119% 01/11/11(a)	1,500,000	1,462,686

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.9%
Wachovia Mortgage FSB
	2.936% 03/02/09(a)	1,000,000	984,223
			15,830,907
INDUSTRIALS — 0.9%
Transportation — 0.9%
Union Pacific Corp.
	3.875% 02/15/09	1,000,000	991,388
INFORMATION TECHNOLOGY — 1.4%
Computers — 1.4%
Hewlett-Packard Co.
	2.829% 06/15/09(a)	1,000,000	996,632
International Business Machines Corp.
	4.375% 06/01/09	500,000	498,381
			1,495,013
UTILITIES — 2.2%
Electric — 1.3%
Consolidated Edison Co. of New York, Inc.
	4.700% 06/15/09	500,000	494,212
Duke Energy Carolinas LLC
	4.500% 04/01/10	1,000,000	986,563
			1,480,775
Gas — 0.9%
Sempra Energy
	4.750% 05/15/09	1,000,000	985,987
			2,466,762

	Total Corporate Fixed-Income Bonds & Notes (cost of $29,715,194)		27,560,311

Asset-Backed Securities — 19.8%
Advanta Business Card Master Trust
	5.300% 05/21/12	1,000,000	934,188
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	302,786	283,476
	5.190% 11/06/11	1,230,275	1,206,407
	5.210% 10/06/11	507,337	495,561
	5.420% 08/08/11	1,329,910	1,278,984
Bank One Issuance Trust
	3.940% 04/16/12	2,000,000	1,955,279
Bay View Auto Trust
	4.550% 02/25/14	723,932	720,791
	5.010% 06/25/14	285,267	283,506

3

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Capital One Prime Auto Receivables Trust
	4.990% 09/15/10	170,397	170,393
Carmax Auto Owner Trust
	5.150% 02/15/11	1,640,637	1,626,833
Centex Home Equity
	6.540% 01/25/32(a)	186,587	62,745
CIT Equipment Collateral
	5.070% 02/20/10	531,861	531,408
	5.160% 02/20/13	600,000	592,721
Citibank Credit Card Issuance Trust
	5.300% 05/20/11	1,000,000	991,315
CNH Equipment Trust
	5.200% 06/15/10	229,289	229,502
	5.200% 08/16/10	453,376	453,179
Drive Auto Receivables Trust
	5.300% 07/15/11(b)	376,517	375,213
	5.490% 05/15/11(b)	168,273	168,016
Ford Credit Floorplan Master Owner Trust
	4.740% 06/15/11(a)	700,000	675,685
GE Equipment Small Ticket LLC
	4.880% 10/22/09(b)	58,414	58,277
GMAC Mortgage Corp. Loan Trust
	6.310% 05/25/36	208,440	194,038
GS Auto Loan Trust
	4.450% 05/17/10	82,039	82,024
Household Automotive Trust
	5.280% 09/17/11	901,823	884,573
	5.300% 11/17/11	970,583	941,764
	5.430% 06/17/11	460,320	451,758
Long Beach Auto Receivables Trust
	4.972% 10/15/11	750,000	734,031
	5.170% 08/15/11	897,362	880,215
Nomura Asset Acceptance Corp.
	3.399% 01/25/36(a)(b)	75,000	60,848
Ownit Mortgage Loan Asset-Backed Certificates
	5.424% 12/25/36	32,904	32,629
Residential Funding Mortgage Securities II, Inc.
	3.379% 09/25/35(a)	42,296	41,451
Santander Drive Auto Receivables Trust
	5.050% 09/15/11	905,594	894,542

4

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Triad Auto Receivables Owner Trust
	4.220% 06/12/12	571,109	534,348
	4.280% 06/14/10	74,498	74,052
	4.770% 01/12/11	230,069	227,855
	5.260% 11/14/11	953,482	934,641
	5.410% 08/12/11	661,418	646,892
World Omni Auto Receivables Trust
	4.130% 03/15/11	925,000	896,117

	Total Asset-Backed Securities (cost of $22,149,582)		21,605,257

Government & Agency Obligations — 16.4%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Svensk Exportkredit AB
	4.000% 06/15/10	500,000	500,733
U.S. GOVERNMENT AGENCIES — 15.9%
Federal Farm Credit Bank
	2.750% 05/04/10	1,000,000	992,293
	3.875% 12/17/09	650,000	655,006
Federal Home Loan Bank
	(e) 05/12/09	1,000,000	987,756
	2.435% 03/09/09	100,000	97,814
	2.774% 02/19/10(a)	3,000,000	2,991,429
	5.000% 02/26/09	127,500	128,512
Federal Home Loan Mortgage Corp.
	(e) 02/23/09	3,000,000	2,983,668
	4.250% 07/15/09	1,000,000	1,010,535
	5.000% 06/11/09(f)	1,500,000	1,520,669
Federal National Mortgage Association
	(e) 12/26/08	3,000,000	2,994,454
	4.250% 05/15/09(f)	3,000,000	3,024,369
			17,386,505

	Total Government & Agency Obligations (cost of $17,929,292)		17,887,238

Collateralized Mortgage Obligations — 5.6%
AGENCY — 2.0%
Federal Home Loan Mortgage Corp.
	4.000% 05/15/14	26,827	26,863
	4.000% 07/15/24	108,894	109,005
	4.500% 11/15/16	192,233	192,832
	5.000% 07/15/14	109,550	109,689
	5.000% 11/15/15	105,576	106,379
	5.000% 02/15/16	365,076	368,196

5

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
AGENCY — (continued)
	5.000% 05/15/26	192,831	194,000
	5.500% 02/15/24	167,403	168,676
Federal National Mortgage Association
	4.500% 03/25/13	98,442	98,446
	5.500% 11/25/26	727,439	735,194
	6.000% 01/25/31	57,422	57,437
			2,166,717
NON - AGENCY — 3.6%
Axon Financial Funding Ltd.
	5.960%04/04/17(a)(b)(c)(g)(h)	1,750,000	17,500
Bear Stearns Alt-A Trust
	3.479% 12/25/46(a)	756,076	219,883
Granite Master Issuer PLC
	4.710% 12/17/54(a)(c)	750,000	617,870
Indymac Index Mortgage Loan Trust
	3.499% 04/25/37(a)	291,863	72,955
JPMorgan Mortgage Trust
	5.500% 04/25/36	278,322	273,511
Kildare Securities Ltd.
	2.877% 12/10/43(a)(b)	866,636	823,160
Leek Finance PLC
	3.314% 12/21/38(a)(b)	1,423,348	1,215,336
Opteum Mortgage Acceptance Corp.
	5.470% 12/25/35(a)	56,662	56,099
Residential Mortgage Securities PLC
	2.874% 11/14/31(a)(b)	17,300	17,082
Washington Mutual, Inc.
	4.834% 10/25/35(a)	520,560	441,480
	6.250% 07/25/36	152,093	151,405
			3,906,281

	Total Collateralized Mortgage Obligations (cost of $8,858,249)		6,072,998

Mortgage-Backed Securities — 1.3%
Federal Home Loan Mortgage Corp.
	5.073% 02/01/36(a)	976,183	972,084
Federal National Mortgage Association
	4.800% 03/01/34(a)	411,984	411,055

	Total Mortgage-Backed Securities (cost of $1,384,339)		1,383,139

6

		Shares	Value ($)
Securities Lending Collateral — 3.9%
	State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 2.787%)	4,278,648	4,278,648

	Total Securities Lending Collateral (cost of $4,278,648)		4,278,648

		Par ($)
Short-Term Obligations — 30.9%
COMMERCIAL PAPER — 28.3%
Abn Amro Bank Nv Chica
	3.080% 03/09/09	1,000,000	998,105
Barclays Bank PLC
	3.080% 04/21/09(j)	1,000,000	996,802
Barton Capital Corp.
	2.750% 11/14/08	2,000,000	1,998,014
CAFCO LLC
	3.000% 01/21/09	1,500,000	1,488,176
Cancara Asset Securitization LLC
	2.850% 11/10/08	2,000,000	1,998,575
Chariot Funding LLC
	2.500% 01/26/09	1,000,000	991,520
Charta LLC
	2.970% 01/13/09	1,000,000	992,886
Ciesco LLC
	2.970% 01/13/09	1,500,000	1,489,421
Eureka Securitization, Inc.
	3.500% 01/06/09	1,500,000	1,490,491
Fairway Finance Corp.
	2.850% 01/09/09	500,000	496,668
	3.400% 01/23/09	1,000,000	991,885
Falcon Asset Securitization Co. LLC
	2.200% 12/17/08	1,000,000	997,189
Gemini Sec Corp.
	2.750% 11/06/08	1,500,000	1,499,427
	2.850% 02/09/09	500,000	496,042
Govco LLC
	3.000% 01/20/09	1,500,000	1,488,333
Grampian Funding Ltd.
	2.900% 12/08/08	1,500,000	1,495,529
Jupiter Sect Co. LLC
	3.750% 12/15/08	2,000,000	1,990,833
Park Avenue Recievables Corp.
	3.000% 12/17/08	2,000,000	1,992,333

7

		Par ($)	Value ($)
Short-Term Obligations — (continued)
COMMERCIAL PAPER — (continued)
Sheffield Receivable
	2.750% 11/19/08	1,000,000	998,625
	2.670% 11/06/08	1,000,000	999,629
Solitaire Funding LLC
	2.870% 12/08/08	1,500,000	1,495,575
Victory Receivables
	4.200% 12/11/08	2,000,000	1,990,667
Westpac Banking Corp.
	2.710% 12/08/08	1,500,000	1,495,822
			30,872,547
REPURCHASE AGREEMENT — 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.070%, collateralized by a U.S. Government Agency Obligation maturing 05/08/09, market value $1,592,719 (repurchase proceeds $1,557,009)	1,557,000	1,557,000
VARIABLE RATE DEMAND NOTE — 1.2%
CA Los Angeles Community College District
	Series 2008 F-2,
	3.049% 08/01/09	1,275,000	1,269,326

	Total Short-Term Obligations (cost of $33,718,912)		33,698,873

	Total Investments — 103.2% (cost of $118,034,216)(k)(l)		112,486,464

	Obligation to Return Collateral for Securities Loaned — (3.9)%		(4,278,648)

	Other Assets & Liabilities, Net — 0.7%		808,323

	Net Assets — 100.0%		109,016,139

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$14,699,275	$—
	Level 2 – Other Significant Observable Inputs	96,644,737	—
	Level 3 – Significant Unobservable Inputs	1,142,452	—
	Total	$112,486,464	$—

9

The following table reconciles asset balances for the three month period ending October 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Balance as of August 1, 2008	$1,774,238	—
Accretion of Discounts / Amortization of Premiums	—	—
Realized gain	564	—
Change in unrealized depreciation	(68,356)	—
Net sales	(324,866)	—
Transfers out of Level 3	(239,128)	—
Balance as of October 31, 2008	$1,142,452	—

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2008.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, these securities, which are not illiquid except for the following, amounted to $3,892,323, which represents 3.6% of net assets.

Acquisition
Security	Date	Par	Cost	Value
Axon Financial Funding Ltd., 5.960% 04/04/17	4/4/2007	$1,750,000	$1,750,000	$17,500

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At October 31, 2008, the value of these securities amounted to $97,500, which represents 0.1% of net assets.

(e)	Zero coupon bond.
(f)	All or a portion of this security was on loan at October 31, 2008. The total market value of securities on loan at October 31, 2008 is $4,207,950.
(g)	Security issued by a structured investment vehicle.
(h)	The issuer is in default of certain debt covenants. Income is not being accrued. At October 31, 2008, the value of these securities amounted to $17,500, which represents less than 0.1% of net assets.
(i)	Investment made with cash collateral received from securities lending activity.
(j)	The rate shown represents the discount rate at the date of purchase.
(k)	Cost for federal income tax purposes is $118,034,216.
(l)	Unrealized appreciation and depreciation at October 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$79,561	$(5,627,313)	$(5,547,752)

10

INVESTMENT PORTFOLIO
October 31, 2008 (Unaudited)	CMG Strategic Equity Fund

		Shares	Value ($)*
Common Stocks — 99.0%
CONSUMER DISCRETIONARY — 8.7%
Auto Components — 0.2%
	Nokian Renkaat Oyj	5,930	77,862
Auto Components Total			77,862
Hotels, Restaurants & Leisure — 0.5%
	Burger King Holdings, Inc.	6,150	122,262
	WMS Industries, Inc. (a)	2,595	64,875
Hotels, Restaurants & Leisure Total			187,137
Household Durables — 0.2%
	Cyrela Brazil Realty SA	8,820	43,153
	Desarrolladora Homex SAB de CV, ADR (a)	1,970	45,862
Household Durables Total			89,015
Media — 1.5%
	Comcast Corp., Class A	22,530	355,073
	News Corp., Class A	16,690	177,582
Media Total			532,655
Multiline Retail — 1.6%
	Kohl’s Corp. (a)	7,290	256,098
	Target Corp.	8,360	335,403
Multiline Retail Total			591,501
Specialty Retail — 2.4%
	Advance Auto Parts, Inc.	5,520	172,224
	Best Buy Co., Inc.	7,040	188,742
	Home Depot, Inc.	10,480	247,223
	Stage Stores, Inc.	11,350	87,509
	TJX Companies, Inc.	4,050	108,378
	Urban Outfitters, Inc. (a)	2,780	60,437
Specialty Retail Total			864,513
Textiles, Apparel & Luxury Goods — 2.3%
	Hanesbrands, Inc. (a)	7,840	136,965
	NIKE, Inc., Class B	7,850	452,395
	Polo Ralph Lauren Corp.	5,410	255,190
Textiles, Apparel & Luxury Goods Total			844,550
CONSUMER DISCRETIONARY TOTAL			3,187,233
CONSUMER STAPLES — 11.4%
Beverages — 3.1%
	Coca-Cola Co.	13,240	583,354
	Fomento Economico Mexicano SAB de CV, ADR	3,620	91,550
	PepsiCo, Inc.	8,180	466,342
Beverages Total			1,141,246

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.6%
	Kroger Co.	13,180	361,923
	Sysco Corp.	5,570	145,934
	Wal-Mart Stores, Inc.	11,520	642,931
	Walgreen Co.	6,190	157,597
Food & Staples Retailing Total			1,308,385
Food Products — 0.8%
	Nestle SA, Registered Shares	5,260	205,032
	Sanderson Farms, Inc.	3,270	102,089
Food Products Total			307,121
Household Products — 1.7%
	Procter & Gamble Co.	9,380	605,385
Household Products Total			605,385
Personal Products — 0.7%
	Avon Products, Inc.	11,020	273,627
Personal Products Total			273,627
Tobacco — 1.5%
	Altria Group, Inc.	7,840	150,450
	Philip Morris International, Inc.	4,010	174,315
	Universal Corp.	5,670	224,475
Tobacco Total			549,240
CONSUMER STAPLES TOTAL			4,185,004
ENERGY — 13.1%
Energy Equipment & Services — 4.9%
	Cameron International Corp. (a)	8,910	216,157
	Core Laboratories N.V.	2,210	162,877
	Diamond Offshore Drilling, Inc.	1,520	134,976
	National-Oilwell Varco, Inc. (a)	6,390	190,997
	Noble Corp.	4,570	147,200
	Schlumberger Ltd.	5,680	293,372
	Tenaris SA, ADR	6,270	129,099
	Transocean, Inc. (a)	3,118	256,705
	Weatherford International Ltd. (a)	10,230	172,682
	Wellstream Holdings PLC	12,140	84,709
Energy Equipment & Services Total			1,788,774

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 8.2%
	Apache Corp.	2,260	186,066
	ConocoPhillips	8,050	418,761
	Devon Energy Corp.	3,730	301,608
	Exxon Mobil Corp.	13,370	990,984
	Hess Corp.	2,250	135,472
	Marathon Oil Corp.	4,490	130,659
	Occidental Petroleum Corp.	4,440	246,598
	Petroleo Brasileiro SA, ADR	4,980	133,912
	Southwestern Energy Co. (a)	6,050	215,501
	XTO Energy, Inc.	6,767	243,274
Oil, Gas & Consumable Fuels Total			3,002,835
ENERGY TOTAL			4,791,609
FINANCIALS — 15.5%
Capital Markets — 3.4%
	Ameriprise Financial, Inc.	5,300	114,480
	Charles Schwab Corp.	12,920	247,031
	Credit Suisse Group AG	3,680	137,632
	Goldman Sachs Group, Inc.	2,880	266,400
	Invesco Ltd.	15,060	224,545
	Raymond James Financial, Inc.	4,970	115,751
	Waddell & Reed Financial, Inc., Class A	10,670	154,928
Capital Markets Total			1,260,767
Commercial Banks — 3.8%
	BB&T Corp.	6,340	227,289
	Glacier Bancorp, Inc.	6,430	129,693
	Prosperity Bancshares, Inc.	4,580	152,102
	TCF Financial Corp.	12,340	218,912
	Wells Fargo & Co.	19,150	652,057
Commercial Banks Total			1,380,053
Consumer Finance — 0.9%
	American Express Co.	12,170	334,675
Consumer Finance Total			334,675
Diversified Financial Services — 3.0%
	Citigroup, Inc.	16,933	231,135
	JPMorgan Chase & Co.	20,976	865,260
Diversified Financial Services Total			1,096,395
Insurance — 3.6%
	ACE Ltd.	5,170	296,551
	Aon Corp.	6,410	271,143
	Arch Capital Group Ltd. (a)	3,450	240,638
	Axis Capital Holdings Ltd.	7,370	209,898

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	MetLife, Inc.	2,960	98,331
	Unum Group	11,640	183,330
Insurance Total			1,299,891
Real Estate Investment Trusts (REITs) — 0.8%
	Alexandria Real Estate Equities, Inc.	1,590	110,537
	Digital Realty Trust, Inc.	6,000	200,880
Real Estate Investment Trusts (REITs) Total			311,417
FINANCIALS TOTAL			5,683,198
HEALTH CARE — 13.8%
Biotechnology — 3.1%
	Amgen, Inc. (a)	6,110	365,928
	Celgene Corp. (a)	2,575	165,470
	Genentech, Inc. (a)	2,160	179,150
	Gilead Sciences, Inc. (a)	7,020	321,867
	Onyx Pharmaceuticals, Inc. (a)	3,400	91,732
Biotechnology Total			1,124,147
Health Care Equipment & Supplies — 1.6%
	Baxter International, Inc.	7,270	439,762
	Mindray Medical International Ltd., ADR	3,305	71,256
	Varian Medical Systems, Inc. (a)	1,620	73,726
Health Care Equipment & Supplies Total			584,744
Health Care Providers & Services — 2.0%
	Aetna, Inc.	4,930	122,609
	AMERIGROUP Corp. (a)	3,700	92,500
	Express Scripts, Inc. (a)	3,690	223,651
	McKesson Corp.	2,320	85,353
	Medco Health Solutions, Inc. (a)	3,580	135,861
	MWI Veterinary Supply, Inc. (a)	2,230	77,225
Health Care Providers & Services Total			737,199
Life Sciences Tools & Services — 1.6%
	Covance, Inc. (a)	1,710	85,500
	ICON PLC, ADR (a)	3,770	95,645
	Pharmaceutical Product Development, Inc.	6,460	200,131
	Thermo Fisher Scientific, Inc. (a)	4,560	185,136
Life Sciences Tools & Services Total			566,412

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 5.5%
	Abbott Laboratories	11,630	641,394
	Allergan, Inc.	3,190	126,547
	AstraZeneca PLC, ADR	4,670	198,288
	Bristol-Myers Squibb Co.	12,920	265,506
	Johnson & Johnson	8,890	545,313
	Novartis AG, ADR	2,900	147,871
	Perrigo Co.	2,770	94,180
Pharmaceuticals Total			2,019,099
HEALTH CARE TOTAL			5,031,601
INDUSTRIALS — 11.0%
Aerospace & Defense — 2.2%
	Boeing Co.	2,830	147,924
	Goodrich Corp.	2,310	84,454
	Honeywell International, Inc.	4,730	144,028
	Raytheon Co.	2,850	145,663
	United Technologies Corp.	5,110	280,846
Aerospace & Defense Total			802,915
Commercial Services & Supplies — 1.0%
	Herman Miller, Inc.	2,830	62,260
	Republic Services, Inc.	6,210	147,177
	Waste Management, Inc.	4,760	148,655
Commercial Services & Supplies Total			358,092
Construction & Engineering — 0.7%
	EMCOR Group, Inc. (a)	6,950	123,501
	Quanta Services, Inc. (a)	7,810	154,326
Construction & Engineering Total			277,827
Electrical Equipment — 0.4%
	Energy Conversion Devices, Inc. (a)	2,730	93,202
	First Solar, Inc. (a)	420	60,354
Electrical Equipment Total			153,556
Industrial Conglomerates — 2.1%
	3M Co.	4,150	266,845
	General Electric Co.	16,020	312,550
	McDermott International, Inc. (a)	6,690	114,600
	Textron, Inc.	5,240	92,748
Industrial Conglomerates Total			786,743
Machinery — 1.3%
	AGCO Corp. (a)	3,020	95,190
	Deere & Co.	3,240	124,935
	Joy Global, Inc.	4,290	124,324
	Parker Hannifin Corp.	3,120	120,963
Machinery Total			465,412

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — 0.6%
	Dun & Bradstreet Corp.	3,000	221,070
Professional Services Total			221,070
Road & Rail — 2.1%
	Landstar System, Inc.	3,520	135,837
	Norfolk Southern Corp.	3,840	230,169
	Union Pacific Corp.	5,870	391,940
Road & Rail Total			757,946
Trading Companies & Distributors — 0.6%
	W.W. Grainger, Inc.	2,740	215,282
Trading Companies & Distributors Total			215,282
INDUSTRIALS TOTAL			4,038,843
INFORMATION TECHNOLOGY — 16.2%
Communications Equipment — 2.5%
	Cisco Systems, Inc. (a)	27,540	489,386
	QUALCOMM, Inc.	10,830	414,356
Communications Equipment Total			903,742
Computers & Peripherals — 4.9%
	Apple, Inc. (a)	4,230	455,106
	Hewlett-Packard Co.	17,020	651,525
	International Business Machines Corp.	6,700	622,899
	Sun Microsystems, Inc. (a)	15,270	70,242
Computers & Peripherals Total			1,799,772
Electronic Equipment, Instruments & Components — 0.7%
	Agilent Technologies, Inc. (a)	3,050	67,680
	Mettler-Toledo International, Inc. (a)	2,350	179,869
Electronic Equipment, Instruments & Components Total			247,549
Internet Software & Services — 2.0%
	Ariba, Inc. (a)	9,340	99,938
	Google, Inc., Class A (a)	1,400	503,104
	Omniture, Inc. (a)	11,170	128,455
Internet Software & Services Total			731,497
IT Services — 0.5%
	Fiserv, Inc. (a)	1,790	59,714
	Redecard SA	11,440	126,730
IT Services Total			186,444

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 1.1%
	Intel Corp.	16,288	260,608
	MEMC Electronic Materials, Inc. (a)	3,636	66,830
	Texas Instruments, Inc.	5,110	99,951
Semiconductors & Semiconductor Equipment Total			427,389
Software — 4.5%
	Amdocs Ltd. (a)	6,070	136,939
	McAfee, Inc. (a)	3,420	111,321
	Microsoft Corp.	28,830	643,774
	Nintendo Co., Ltd.	290	91,465
	Oracle Corp. (a)	26,160	478,466
	SAP AG, ADR	3,460	122,242
	UBISOFT Entertainment (a)	1,010	53,377
Software Total			1,637,584
INFORMATION TECHNOLOGY TOTAL			5,933,977
MATERIALS — 3.9%
Chemicals — 2.3%
	Albemarle Corp.	3,880	94,478
	CF Industries Holdings, Inc.	1,580	101,420
	Monsanto Co.	3,120	277,618
	Potash Corp. of Saskatchewan, Inc.	1,760	150,058
	Praxair, Inc.	1,810	117,921
	Syngenta AG, ADR	2,190	81,862
Chemicals Total			823,357
Containers & Packaging — 0.2%
	Owens-Illinois, Inc. (a)	3,940	90,147
Containers & Packaging Total			90,147
Metals & Mining — 1.4%
	Alcoa, Inc.	7,890	90,814
	Cia Vale do Rio Doce, ADR	10,570	138,678
	Freeport-McMoRan Copper & Gold, Inc.	7,190	209,229
	Nucor Corp.	1,880	76,159
Metals & Mining Total			514,880
MATERIALS TOTAL			1,428,384
TELECOMMUNICATION SERVICES — 2.5%
Diversified Telecommunication Services — 1.8%
	AT&T, Inc.	19,814	530,420
	Telekomunikasi Indonesia, ADR	6,270	125,651
Diversified Telecommunication Services Total			656,071

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 0.7%
	American Tower Corp., Class A (a)	4,920	158,965
	Mobile TeleSystems OJSC, ADR (a)	2,690	105,314
Wireless Telecommunication Services Total			264,279
TELECOMMUNICATION SERVICES TOTAL			920,350
UTILITIES — 2.9%
Electric Utilities — 2.9%
	Entergy Corp.	3,600	280,980
	Exelon Corp.	6,640	360,154
	FirstEnergy Corp.	5,840	304,614
	FPL Group, Inc.	2,100	99,204
Electric Utilities Total			1,044,952
UTILITIES TOTAL			1,044,952

	Total Common Stocks (cost of $40,402,398)		36,245,151

		Par ($)
Short-Term Obligation — 1.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 10/31/08, due 11/03/08 at 0.050%, collateralized by a U.S. Treasury Obligation maturing 05/15/18, market value $594,300 (repurchase proceeds $579,002)	579,000	579,000

	Total Short-Term Obligation (cost of $579,000)		579,000

	Total Investments — 100.6% (cost of $40,981,398)(b)(c)		36,824,151

	Other Assets & Liabilities, Net — (0.6)%		(223,580)

	Net Assets — 100.0%		36,600,571

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of October 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments
	Level 1 – Quoted Prices	$35,732,706	$—
	Level 2 – Other Significant Observable Inputs	1,091,445	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$36,824,151	$—

9

The Fund’s assets assigned to Level 2 input category include certain foreign securities for which a third party pricing service may be employed for the purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $40,981,398.
(c)	Unrealized appreciation and depreciation at October 31, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
	$3,219,918	$(7,377,165)	$(4,157,247)

	Acronym		Name
	ADR		American Depositary Receipt

10

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Institutional Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	December 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	December 22, 2008